Schedule of Investments (unaudited) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 3.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.62%, 05/25/37(a)	USD	50	$13,976
Ajax Mortgage Loan Trust(b):
Series 2017-D, Class A, 3.75%, 12/25/57		153	156,599
Series 2018-B, Class A, 3.75%, 02/26/57(c)		163	162,126
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)		162	159,169
Series 2018-E, Class A, 4.38%, 06/25/58(d)		99	100,138
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		384	386,236
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		240	238,948
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		100	97,750
Series 2018-G, Class C, 5.25%, 06/25/57		100	95,427
Series 2019-A, Class A, 3.75%, 08/25/57(d)		240	239,501
Series 2019-B, Class A, 3.75%, 01/25/59(d)		400	399,077
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.84%, 10/21/28(a)(b)		250	249,339
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 4.24%, 01/15/30		250	246,198
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.64%, 01/15/30		250	242,431
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 4.06%, 07/15/30(a)(b)		250	250,170
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.87%, 04/15/31(a)(b)		500	494,149
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.47%, 12/15/27(a)(b)		100	99,585
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.18%, 09/15/26		100	100,775
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.47%, 08/15/27		250	248,786
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 2.97%, 05/25/35(a)		84	74,477
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.75%, 07/17/26(a)(b)		194	193,928
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.78%, 08/05/27(a)(b)		250	249,502
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48		22	21,578
Series 2015-2, Class A, 3.34%, 11/15/48		50	49,524
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.71%, 07/20/29(a)(b)		250	248,571
BCMSC Trust(d):
Series 2000-A, Class A2, 7.58%, 06/15/30		53	17,430
Series 2000-A, Class A3, 7.83%, 06/15/30		49	16,718
Series 2000-A, Class A4, 8.29%, 06/15/30		83	30,246
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.89%, 12/15/35(a)(b)		100	100,267
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 4.21%, 08/25/34		3	3,195
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.66%, 09/25/36		176	201,952
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.65%, 01/25/37		47	46,089
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.63%, 03/25/37		26	25,877
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.63%, 03/25/37		55	56,180
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 2.74%, 04/25/37		86	90,750

Security		Par (000)		Value

Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.69%, 01/25/36(a)	USD	6		$5,853
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 4.02%, 10/18/29(a)(b)		250		250,245
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.74%, 04/17/31		250		246,399
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.36%, 07/28/28		250		248,826
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.97%, 01/15/30(a)(b)		250		248,350
Carrington Mortgage Loan Trust(a):
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%), 2.61%, 10/25/36		68		51,134
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36		56		42,729
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36		85		79,429
C-BASS Trust, Series 2007-CB1, Class AF4, 3.57%, 01/25/37(e)		72		31,728
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.85%, 10/20/28(a)(b)		250		248,778
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 4.02%, 10/17/30(a)(b)		250		249,514
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.86%, 10/15/26(a)(b)		250		249,529
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.53%, 07/16/30		250		250,181
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.90%, 10/17/30		250		249,100
Citigroup Mortgage Loan Trust(a):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.69%, 05/25/37		215		156,769
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.76%, 05/25/37		97		71,733
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30		23		24,479
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		59		51,048
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%), 4.98%, 11/15/32(a)		108		107,428
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		31		13,947
Series 2000-4, Class A5, 7.97%, 05/01/32		95		40,185
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		42		18,777
Series 2000-5, Class A6, 7.96%, 05/01/31		40		22,772
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 12/25/35(a)		46		44,952
Series 2006-S3, Class A4, 6.66%, 01/25/29(e)		18		19,007
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 2.71%, 12/25/25(a)		3		3,117
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(d)		30		31,683
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		100		100,116
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)		39		38,135
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		—	(f)	226
Series 2006-S5, Class A5, 6.16%, 06/25/35		18		19,620

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 2.78%, 12/15/33	USD	29	$26,988
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 2.68%, 05/15/35		139	130,049
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.67%, 05/15/35		19	18,151
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.64%, 11/15/36		30	24,629
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		279	290,419
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.91%, 01/15/31(a)(b)		280	277,344
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 2.89%, 01/25/36(a)		43	24,015
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.68%, 04/15/27(a)(b)		250	249,483
GSAMP Trust(a):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.69%, 01/25/47		29	18,188
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.74%, 02/25/47		25	25,342
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.85%, 07/25/27(a)(b)		250	249,862
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 05/25/37(a)		40	32,824
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.69%, 07/25/37(a)		76	49,939
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		166	53,442
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 3.20%, 04/15/36(a)		41	37,725
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.90%, 10/19/28(a)(b)		250	249,238
Invitation Homes Trust, Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.48%, 07/17/37(a)(b)		100	99,843
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.23%), 2.72%, 05/25/37(a)		700	245,304
Legacy Mortgage Asset Trust(b):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)		40	40,026
Series 2019-SL1, Class A, 4.00%, 12/28/54(d)		170	169,957
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		130	135,959
Series 2002-A, Class C, 0.00%, 06/15/33		8	6,555
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 12/22/25(b)		210	208,195
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		117	116,492
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.62%, 05/15/28(a)(b)		100	99,972
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 2.67%, 03/25/46		97	77,530
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.67%, 05/25/46		29	11,373

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 06/25/36	USD	28	$15,106
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 08/25/36		17	8,989
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.60%, 10/25/36		22	9,268
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.71%, 11/25/36		15	6,863
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.95%, 10/21/30(a)(b)		250	248,858
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 2.73%, 05/25/37(a)		25	16,344
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 3.09%, 12/25/34		78	77,201
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.62%, 11/25/36		197	115,442
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 2.81%, 07/25/37(a)		20	18,769
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.67%, 10/28/27(a)(b)		250	248,931
Navient Private Education Loan Trust, Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/17/44(a)(b)		250	252,672
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 09/15/31(d)		13	10,803
OCP CLO Ltd., Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.90%, 10/18/28(a)(b)		100	99,607
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.95%, 01/20/31(a)(b)		250	248,453
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.79%, 07/17/30(a)(b)		305	300,317
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.92%, 03/20/25(a)(b)		210	208,085
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.69%, 05/23/31(a)(b)		285	281,349
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.70%, 03/25/37(a)		40	26,623
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		42	39,430
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		50	47,060
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		187	185,117
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 3.68%, 10/15/37(a)(b)(c)		35	34,187
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		30	27,583
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.76%, 01/22/29(a)(b)		250	250,212
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 4.01%, 10/22/30(a)(b)		495	490,866
OZLM XXI Ltd., Series 2017-21A, Class B, (LIBOR USD 3 Month + 1.90%), 4.66%, 01/20/31(a)(b)		250	241,209
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.61%, 07/20/27(a)(b)		250	248,589
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(e)		23	22,997

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.84%, 07/20/28(a)(b)	USD	250	$248,846
Rockford Tower CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.59%, 04/15/29(a)(b)		250	248,433
Scholar Funding Trust, Series 2013-A, Class A, (LIBOR USD 1 Month + 0.65%), 3.15%, 01/30/45(a)(b)		201	199,817
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.68%, 11/25/36(a)(b)		43	24,926
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.65%, 07/25/36(a)		18	5,320
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 4.00%, 07/20/30(a)(b)		250	249,460
SLM Private Credit Student Loan Trust(a):
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.94%, 03/15/24		127	126,414
Series 2005-A, Class A3, (LIBOR USD 3 Month + 0.20%), 2.81%, 06/15/23		48	47,647
Sound Point CLO XIV Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 5.42%, 01/23/29(a)(b)		250	250,255
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(b)		320	320,107
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, (LIBOR USD 1 Month + 1.50%), 3.99%, 09/25/34(a)		44	43,595
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%), 2.79%, 01/25/35(a)		56	55,000
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.82%, 10/15/25(a)(b)		333	333,365
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.67%, 04/15/28(a)(b)		250	248,754
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 3.88%, 11/17/30(a)(b)		250	249,145
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		55	55,210
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 3.65%, 10/22/31(a)(b)		250	252,427
Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.97%, 03/25/49(b)(e)		140	140,153
Voya CLO Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.81%, 04/15/29(a)(b)		225	225,004
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.62%, 07/25/37(a)(b)		63	60,628
Washington Mutual Asset-Backed CertificatesTrust, Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.71%, 02/25/37(a)		93	40,426
West CLO Ltd., Series 2013-1A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 3.90%, 11/07/25(a)(b)		40	39,919

Total Asset-Backed Securities — 3.9% (Cost: $18,932,668)			18,837,078

Security	Shares	Value

Common Stocks — 59.8%

Aerospace & Defense — 1.2%
Boeing Co. (The)	5,799	$2,211,854
General Dynamics Corp.	2,240	379,187
Raytheon Co.	18,022	3,281,446
United Technologies Corp.	1	129

		5,872,616

Airlines — 0.1%
Southwest Airlines Co.	9,122	473,523

Banks — 3.4%
Bank of America Corp.	123,193	3,398,895
BB&T Corp.	72,946	3,394,177
Citizens Financial Group, Inc.	70,664	2,296,580
Cullen/Frost Bankers, Inc.	1,934	187,733
East West Bancorp, Inc.(g)	8,275	396,952
First Republic Bank	883	88,706
IBERIABANK Corp.	4,898	351,236
JPMorgan Chase & Co.	48,530	4,912,692
Regions Financial Corp.	7,421	105,007
Wells Fargo & Co.	24,476	1,182,680
Western Alliance Bancorp(h)	2,911	119,468

		16,434,126

Beverages — 1.2%
Keurig Dr Pepper, Inc.	1,963	54,905
Molson Coors Brewing Co., Class B	1,912	114,051
Monster Beverage Corp.(h)	14,635	798,778
PepsiCo, Inc.	41,220	5,051,511

		6,019,245

Biotechnology — 2.5%
AbbVie, Inc.	24,300	1,958,337
Amgen, Inc.	19,073	3,623,489
Biogen, Inc.(h)	1,555	367,571
Celgene Corp.(h)	7,742	730,380
Genomic Health, Inc.(h)	3,962	277,538
Gilead Sciences, Inc.	59,392	3,861,074
Incyte Corp.(h)	2,323	199,801
Regeneron Pharmaceuticals, Inc.(h)	1,153	473,445
Vertex Pharmaceuticals, Inc.(h)	3,061	563,071

		12,054,706

Building Products — 0.2%
Allegion plc(g)	12,289	1,114,735

Capital Markets — 1.4%
Charles Schwab Corp. (The)	79,835	3,413,745
Evercore, Inc., Class A	2,970	270,270
FactSet Research Systems, Inc.	2,140	531,298
Moelis & Co., Class A	16,024	666,759
Morgan Stanley	31,138	1,314,023
TD Ameritrade Holding Corp.	13,882	693,961

		6,890,056

Chemicals — 0.9%
Air Products & Chemicals, Inc.	14,659	2,799,283
Eastman Chemical Co.	6,288	477,133
Ecolab, Inc.	5,135	906,533

		4,182,949

Commercial Services & Supplies — 0.2%
Republic Services, Inc.	2,734	219,759
Waste Connections, Inc.	968	85,755
Waste Management, Inc.	5,987	622,109

		927,623

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 0.8%
Ciena Corp.(h)	11,310	$422,315
Cisco Systems, Inc.	45,693	2,466,965
Juniper Networks, Inc.	1,016	26,894
Motorola Solutions, Inc.	5,842	820,334

		3,736,508

Construction & Engineering — 0.0%
Fluor Corp.	2,344	86,259

Construction Materials — 0.0%
Vulcan Materials Co.(g)	1,246	147,526

Consumer Finance — 0.6%
American Express Co.	19,755	2,159,222
Discover Financial Services	8,207	584,010

		2,743,232

Containers & Packaging — 0.5%
Packaging Corp. of America	2,483	246,761
Westrock Co.(g)	57,027	2,186,985

		2,433,746

Diversified Consumer Services — 0.1%
H&R Block, Inc.(g)	11,363	272,030

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(h)	21,269	4,272,729

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	64,450	3,810,928

Electric Utilities — 0.9%
Evergy, Inc.	11,346	658,635
IDACORP, Inc.	10,008	996,197
Pinnacle West Capital Corp.	17,828	1,704,000
Xcel Energy, Inc.	21,981	1,235,552

		4,594,384

Electrical Equipment — 0.9%
AMETEK, Inc.	8,688	720,843
Generac Holdings, Inc.(h)	4,029	206,406
Rockwell Automation, Inc.(g)	18,569	3,258,117

		4,185,366

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	17,542	1,690,523
Corning, Inc.	5,114	169,273
National Instruments Corp.	29,374	1,303,031

		3,162,827

Energy Equipment & Services — 0.3%
Halliburton Co.	49,848	1,460,546
Nabors Industries Ltd.	15,189	52,250

		1,512,796

Entertainment — 0.5%
Netflix, Inc.(h)	2,137	761,969
Viacom, Inc., Class B	31,535	885,187
Walt Disney Co. (The)	6,925	768,883
Zynga, Inc., Class A(h)	16,204	86,367

		2,502,406

Equity Real Estate Investment Trusts (REITs) — 2.9%
Equity LifeStyle Properties, Inc.	20,364	2,327,605
First Industrial Realty Trust, Inc.	30,673	1,084,597
Host Hotels & Resorts, Inc.	27,184	513,778
Outfront Media, Inc.	24,963	584,134
Park Hotels & Resorts, Inc.	45,046	1,400,030
Prologis, Inc.	53,949	3,881,630
Realty Income Corp.	7,762	570,973
RLJ Lodging Trust	42,638	749,150
Simon Property Group, Inc.	14,861	2,707,823

		13,819,720

Security	Shares	Value

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	7,733	$1,872,469
Performance Food Group Co.(h)	4,111	162,960

		2,035,429

Food Products — 1.1%
Archer-Daniels-Midland Co.	52,341	2,257,467
Hershey Co. (The)	22,669	2,603,081
Lamb Weston Holdings, Inc.	7,573	567,521
Tyson Foods, Inc., Class A	1,906	132,334

		5,560,403

Gas Utilities — 0.3%
Atmos Energy Corp.	13,064	1,344,677

Health Care Equipment & Supplies — 1.4%
IDEXX Laboratories, Inc.(h)	947	211,749
Masimo Corp.(h)	3,973	549,387
Medtronic plc	25,947	2,363,253
STERIS plc	1,845	236,215
Stryker Corp.	17,647	3,485,635

		6,846,239

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	11,687	929,350
Cardinal Health, Inc.	4,778	230,061
Humana, Inc.	3,538	941,108
McKesson Corp.	7,541	882,749
UnitedHealth Group, Inc.	21,577	5,335,129

		8,318,397

Health Care Technology — 0.5%(h)
Cerner Corp.	19,638	1,123,490
Veeva Systems, Inc., Class A(g)	9,155	1,161,403

		2,284,893

Hotels, Restaurants & Leisure — 1.2%
Aramark	16,319	482,226
Carnival Corp.(g)	33,939	1,721,386
Darden Restaurants, Inc.	8,799	1,068,815
Domino’s Pizza, Inc.	1,836	473,872
Extended Stay America, Inc.	32,796	588,688
Las Vegas Sands Corp.	18,161	1,107,095
Norwegian Cruise Line Holdings Ltd.(h)	7,742	425,500
Royal Caribbean Cruises Ltd.	774	88,716

		5,956,298

Household Durables — 0.0%
Garmin Ltd.	1,255	108,369
Whirlpool Corp.(g)	1,050	139,535

		247,904

Household Products — 0.2%
Church & Dwight Co., Inc.	15,306	1,090,246

Industrial Conglomerates — 0.5%
3M Co.	8,483	1,762,598
Honeywell International, Inc.	3,662	581,965

		2,344,563

Insurance — 2.0%
Allstate Corp. (The)	18,255	1,719,256
American Financial Group, Inc.	6,527	627,963
Arthur J Gallagher & Co.	11,755	918,065
Athene Holding Ltd., Class A(h)	32,307	1,318,126
First American Financial Corp.	11,430	588,645
Hartford Financial Services Group, Inc. (The)	21,698	1,078,824
Lincoln National Corp.	9,272	544,266
Travelers Cos., Inc. (The)	14,360	1,969,618
Unum Group	28,312	957,795

		9,722,558

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 2.3%(h)
Alphabet, Inc., Class A	1,548	$1,821,826
Alphabet, Inc., Class C	3,360	3,942,321
Facebook, Inc., Class A	26,217	4,370,112
Twitter, Inc.	19,719	648,361
Yelp, Inc.	13,568	468,096

		11,250,716

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(h)	5,889	10,486,837

IT Services — 3.7%
Amdocs Ltd.	8,128	439,806
Automatic Data Processing, Inc.	20,767	3,317,321
Booz Allen Hamilton Holding Corp.	17,058	991,752
Broadridge Financial Solutions, Inc.	4,088	423,885
Fidelity National Information Services, Inc.	13,180	1,490,658
First Data Corp., Class A(h)	5,993	157,436
GoDaddy, Inc., Class A(h)	11,247	845,662
Mastercard, Inc., Class A	22,679	5,339,771
Paychex, Inc.	29,480	2,364,296
PayPal Holdings, Inc.(h)	1,872	194,388
Square, Inc., Class A(h)	907	67,952
Total System Services, Inc.	762	72,398
VeriSign, Inc.(h)	10,067	1,827,765
Visa, Inc., Class A	2,350	367,046

		17,900,136

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	3,514	282,455

Machinery — 2.2%
Crane Co.	38,679	3,273,017
Illinois Tool Works, Inc.	3,207	460,301
Ingersoll-Rand plc	21,902	2,364,321
PACCAR, Inc.	43,467	2,961,841
Snap-on, Inc.(g)	11,655	1,824,241

		10,883,721

Media — 1.4%
AMC Networks, Inc., Class A(h)	19,889	1,128,900
CBS Corp. (Non-Voting), Class B	19,812	941,664
Comcast Corp., Class A	20,868	834,303
Fox Corp., Class B(h)	1,346	48,294
Interpublic Group of Cos., Inc. (The)	104,245	2,190,187
Liberty Media Corp.-Liberty SiriusXM, Class A(h)	8,552	326,516
Liberty Media Corp.-Liberty SiriusXM, Class C(h)	7,797	298,157
Sinclair Broadcast Group, Inc., Class A	12,777	491,659
Sirius XM Holdings, Inc.	124,633	706,669
Tribune Media Co., Class A	962	44,387

		7,010,736

Metals & Mining — 0.1%
Steel Dynamics, Inc.	11,858	418,232

Multiline Retail — 0.8%
Kohl’s Corp.	7,374	507,110
Macy’s, Inc.	4,327	103,978
Target Corp.	40,399	3,242,423

		3,853,511

Multi-Utilities — 0.1%
Avista Corp.	4,816	195,626
CMS Energy Corp.	3,250	180,505

		376,131

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp.	26,767	$1,217,363
Cabot Oil & Gas Corp.	17,434	455,027
Chevron Corp.	24,720	3,045,010
ConocoPhillips	31,984	2,134,612
Continental Resources, Inc.(h)	2,149	96,211
Encana Corp.	5,911	42,796
Exxon Mobil Corp.	6,840	552,672
Kinder Morgan, Inc.	45,622	912,896
Occidental Petroleum Corp.	6,006	397,597
Phillips 66	12,322	1,172,685
Suncor Energy, Inc.	18,889	612,570

		10,639,439

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	4,060	672,133
Herbalife Nutrition Ltd.(h)	1,653	87,593
Nu Skin Enterprises, Inc., Class A	11,661	558,095

		1,317,821

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	15,846	756,013
Johnson & Johnson	52,738	7,372,245
Merck & Co., Inc.	63,212	5,257,342
Pfizer, Inc.	2,479	105,283
Zoetis, Inc.	11,319	1,139,484

		14,630,367

Professional Services — 0.7%
IHS Markit Ltd.(h)	1,692	92,011
Insperity, Inc.	18,791	2,323,695
Robert Half International, Inc.(g)	13,016	848,123

		3,263,829

Road & Rail — 0.5%
Landstar System, Inc.	15,593	1,705,718
Lyft, Inc., Class A(h)	12,308	963,594

		2,669,312

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc.	3,693	1,110,522
Cirrus Logic, Inc.(h)	6,559	275,937
Intel Corp.	61,080	3,279,996
QUALCOMM, Inc.	3,591	204,795
Texas Instruments, Inc.	10,142	1,075,762
Xilinx, Inc.	8,720	1,105,609

		7,052,621

Software — 4.1%
ACI Worldwide, Inc.(h)	12,565	413,011
Adobe, Inc.(h)	4,990	1,329,785
Dropbox, Inc., Class A(h)	28,442	620,036
Intuit, Inc.	5,528	1,445,074
LogMeIn, Inc.	3,929	314,713
Microsoft Corp.	55,461	6,541,070
New Relic, Inc.(h)	2,421	238,953
Oracle Corp.	38,798	2,083,841
Palo Alto Networks, Inc.(h)	909	220,778
RingCentral, Inc., Class A(h)	1,333	143,697
salesforce.com, Inc.(h)	26,872	4,255,719
ServiceNow, Inc.(h)	2,767	682,038
Splunk, Inc.(h)	2,598	323,711
Synopsys, Inc.(h)	2,569	295,820
Tableau Software, Inc., Class A(h)	9,159	1,165,757
Ultimate Software Group, Inc. (The)(h)	335	110,594

		20,184,597

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Specialty Retail — 0.6%
Best Buy Co., Inc.		2,913	$206,998
Dick’s Sporting Goods, Inc.(g)		7,222	265,842
Home Depot, Inc. (The)		12,679	2,432,973
Penske Automotive Group, Inc.		2,923	130,512

			3,036,325

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.		46,641	8,859,458
Dell Technologies, Inc., Class C(h)		42,861	2,515,512
HP, Inc.		44,379	862,284
Pure Storage, Inc., Class A(h)		23,945	521,761

			12,759,015

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(h)		3,780	619,429
NIKE, Inc., Class B		28,748	2,420,869
VF Corp.		7,863	683,373

			3,723,671

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(h)		5,964	259,136

Tobacco — 0.2%
British American Tobacco plc, ADR		1	42
Philip Morris International, Inc.		9,555	844,566

			844,608

Trading Companies & Distributors — 0.1%
WESCO International, Inc.(h)		9,039	479,157

Water Utilities — 0.2%
American Water Works Co., Inc.		10,210	1,064,495

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.		6,921	212,682
United States Cellular Corp.(h)		574	26,353

			239,035

Total Common Stocks — 59.8% (Cost: $274,799,772)			291,627,546

		Par (000)

Corporate Bonds — 14.0%

Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	USD	138	137,553
3.85%, 12/15/25		90	90,921
4.75%, 10/07/44		8	8,439
Boeing Co. (The):
3.38%, 06/15/46		15	13,686
3.83%, 03/01/59		10	9,662
General Dynamics Corp., 3.75%, 05/15/28		55	57,943
Harris Corp.:
2.70%, 04/27/20		39	38,854
4.40%, 06/15/28		145	152,494
5.05%, 04/27/45		55	60,660
L3 Technologies, Inc.:
4.95%, 02/15/21		25	25,828
3.85%, 06/15/23		180	185,506
3.85%, 12/15/26		90	91,592
4.40%, 06/15/28		15	15,740
Lockheed Martin Corp.:
3.55%, 01/15/26		43	44,379
3.60%, 03/01/35		267	263,725
4.50%, 05/15/36		17	18,437
4.07%, 12/15/42		79	80,473
3.80%, 03/01/45		50	49,400

Security		Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.:
2.93%, 01/15/25	USD	150	$147,937
3.25%, 01/15/28		143	140,612
3.85%, 04/15/45		43	41,249
4.03%, 10/15/47		45	44,399
Raytheon Co., 7.20%, 08/15/27		20	25,790
United Technologies Corp.:
1.95%, 11/01/21		200	195,981
4.13%, 11/16/28		135	140,254
5.40%, 05/01/35		2	2,247
4.50%, 06/01/42		160	165,378

			2,249,139

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.40%, 01/14/22		45	45,601
3.90%, 02/01/35		90	84,346
3.88%, 08/01/42		205	180,397
4.10%, 04/15/43		25	22,707

			333,051

Airlines — 0.2%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23		23	23,529
Series 2017-1, Class AA, 3.30%, 01/15/30		19	18,935
American Airlines Group, Inc., 4.63%, 03/01/20(b)		91	91,514
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22		1	1,323
Series 2015-1, Class B, 3.70%, 05/01/23		14	13,441
Series 2015-2, Class B, 4.40%, 09/22/23		97	98,040
Series 2016-1, Class B, 5.25%, 01/15/24		61	63,265
Series 2017-1, Class B, 4.95%, 02/15/25		14	14,554
Series 2017-2, Class B, 3.70%, 10/15/25		24	23,170
Series 2016-3, Class B, 3.75%, 10/15/25		1	894
Series 2015-2, Class AA, 3.60%, 09/22/27		10	10,313
Series 2016-3, Class AA, 3.00%, 10/15/28		43	41,900
Series 2017-1, Class AA, 3.65%, 02/15/29		14	14,467
Series 2017-2, Class AA, 3.35%, 10/15/29		23	22,809
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		70	70,942
Delta Air Lines, Inc.:
2.88%, 03/13/20		338	337,381
2.60%, 12/04/20		130	128,859
3.40%, 04/19/21		10	10,041
Gol Finance, Inc., 7.00%, 01/31/25(b)		46	42,485
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		47	41,552
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		12	12,247
Series 2014-2, Class B, 4.63%, 09/03/22		4	4,097
Series 2016-2, Class B, 3.65%, 10/07/25		5	5,161
Series 2016-1, Class B, 3.65%, 01/07/26		2	1,805
Series 2018-1, Class B, 4.60%, 03/01/26		24	24,534
Series 2015-1, Class AA, 3.45%, 12/01/27		13	13,120
Series 2016-1, Class AA, 3.10%, 07/07/28		5	4,498
Series 2016-2, Class AA, 2.88%, 10/07/28		16	15,001
Series 2018-1, Class AA, 3.50%, 03/01/30		10	9,690
Series 2019-1, Class AA, 4.15%, 08/25/31		40	41,414
US Airways Pass-Through Trust, Series 2012-2, Class B, 6.75%, 06/03/21		4	3,794

			1,204,775

Auto Components — 0.0%
Aptiv plc, 4.25%, 01/15/26		20	20,604
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		150	145,686

			166,290

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles — 0.3%
BMW US Capital LLC, 2.80%, 04/11/26(b)	USD	45	$43,163
Daimler Finance North America LLC(b):
3.10%, 05/04/20		150	150,270
3.35%, 05/04/21		170	171,046
3.75%, 11/05/21		150	152,628
General Motors Co.:
5.00%, 04/01/35		35	31,749
6.75%, 04/01/46		10	10,430
5.40%, 04/01/48		30	27,422
Hyundai Capital America(b):
2.55%, 04/03/20		402	399,204
3.95%, 02/01/22		120	121,745
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(b)		325	331,557

			1,439,214

Banks — 3.0%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)		235	234,253
Bank of America Corp.:
2.63%, 10/19/20		15	14,963
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		230	228,432
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		465	460,675
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)		110	111,288
3.30%, 01/11/23		40	40,508
4.00%, 04/01/24		30	31,292
4.20%, 08/26/24		132	136,616
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)		80	80,796
3.88%, 08/01/25		121	125,279
(LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/26(a)		60	60,042
4.45%, 03/03/26		308	320,984
3.50%, 04/19/26		52	52,443
Series L, 4.18%, 11/25/27		135	137,091
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)		195	197,640
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(i)		25	25,366
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)		170	170,762
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		360	352,026
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(a)		90	91,731
BNP Paribas SA, 2.95%, 05/23/22(b)		200	198,673
Citibank NA, 3.65%, 01/23/24		500	515,897
Citigroup, Inc.:
2.50%, 07/29/19		285	284,856
2.90%, 12/08/21		255	254,933
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		66	65,579
4.40%, 06/10/25		53	54,870
3.20%, 10/21/26		245	239,961
4.45%, 09/29/27		73	75,003
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		77	78,192
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)		220	219,433
(LIBOR USD 3 Month + 1.34%), 3.98%, 03/20/30(a)		20	20,332
Citizens Bank NA:
2.25%, 03/02/20		277	275,709
2.65%, 05/26/22		250	247,893
Cooperatieve Rabobank UA, (LIBOR USD 3 Month + 10.87%), 11.00%(a)(b)(i)		100	101,875
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		250	249,662
Danske Bank A/S(b):
5.00%, 01/12/22		200	205,108
5.38%, 01/12/24		200	208,012
Fifth Third Bancorp, 3.65%, 01/25/24		140	143,373
HSBC Holdings plc:
2.65%, 01/05/22		277	274,513
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(i)		200	198,300
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28(a)		220	221,681

Security		Par (000)	Value

Banks (continued)
HSBC USA, Inc., 2.35%, 03/05/20	USD	270	$269,210
ING Groep NV, 4.10%, 10/02/23		400	411,132
JPMorgan Chase & Co.:
2.55%, 03/01/21		100	99,668
4.63%, 05/10/21		63	65,356
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)		145	147,023
2.97%, 01/15/23		85	84,964
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		30	30,512
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		199	204,331
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)		400	415,113
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		175	178,273
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		360	360,246
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)		150	156,476
(LIBOR USD 3 Month + 1.33%), 4.45%, 12/05/29(a)		50	53,220
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		165	161,729
KeyCorp, 4.15%, 10/29/25		45	47,373
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		60	60,880
3.46%, 03/02/23		360	364,929
3.76%, 07/26/23		45	46,221
Mizuho Financial Group, Inc.:
2.63%, 04/12/21(b)		200	198,806
2.95%, 02/28/22		272	271,534
Nordea Bank Abp(b):
2.13%, 05/29/20		205	203,525
3.75%, 08/30/23		210	211,610
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(i)		200	199,500
Santander UK Group Holdings plc, 2.88%, 08/05/21		215	213,147
Santander UK plc, 5.00%, 11/07/23(b)		200	204,793
Standard Chartered plc, (LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23(a)(b)		265	269,208
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(b)		235	234,058
Toronto-Dominion Bank (The), 3.50%, 07/19/23		45	46,253
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20		335	334,889
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		235	231,521
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(i)		260	263,908
UniCredit SpA, 6.57%, 01/14/22(b)		350	366,246
US Bancorp:
2.95%, 07/15/22		60	60,245
Series X, 3.15%, 04/27/27		20	20,118
Wells Fargo & Co.:
2.60%, 07/22/20		68	67,897
2.55%, 12/07/20		90	89,709
2.50%, 03/04/21		180	179,127
3.50%, 03/08/22		70	71,306
2.63%, 07/22/22		160	158,823
3.75%, 01/24/24		340	349,886
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)		160	160,616

			14,569,423

Beverages — 0.2%
Anheuser-Busch Cos. LLC(b):
4.70%, 02/01/36		365	364,630
4.90%, 02/01/46		90	90,395
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		235	250,368
Keurig Dr. Pepper, Inc., 3.55%, 05/25/21(b)		40	40,431
PepsiCo, Inc., 4.00%, 05/02/47		45	47,387

			793,211

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology — 0.2%
AbbVie, Inc.:
2.30%, 05/14/21	USD	50	$49,440
3.60%, 05/14/25		105	105,236
4.50%, 05/14/35		105	102,709
4.40%, 11/06/42		35	32,352
Amgen, Inc., 4.40%, 05/01/45		65	63,718
Baxalta, Inc., 5.25%, 06/23/45		15	16,435
Celgene Corp.:
3.95%, 10/15/20		10	10,174
3.25%, 08/15/22		60	60,604
3.55%, 08/15/22		60	61,257
2.75%, 02/15/23		165	163,413
Gilead Sciences, Inc.:
3.50%, 02/01/25		130	132,673
3.65%, 03/01/26		30	30,588
4.60%, 09/01/35		60	62,977
4.00%, 09/01/36		50	49,071

			940,647

Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		23	24,001

Capital Markets — 0.8%
Bank of New York Mellon Corp. (The), (LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)		100	101,581
Charles Schwab Corp. (The), 3.20%, 03/02/27		65	65,376
CME Group, Inc., 3.75%, 06/15/28		5	5,259
Credit Suisse Group AG(a)(b):
(LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/23		250	245,653
(LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24		250	256,096
Deutsche Bank AG:
2.70%, 07/13/20		144	142,501
2.95%, 08/20/20		129	127,922
4.25%, 02/04/21		300	301,150
4.25%, 10/14/21		40	40,179
Goldman Sachs Group, Inc. (The):
2.00%, 04/25/19		48	47,977
2.55%, 10/23/19		250	249,628
2.75%, 09/15/20		71	70,916
2.35%, 11/15/21		209	205,776
(LIBOR USD 3 Month + 1.17%), 3.85%, 05/15/26(a)		40	39,238
3.85%, 01/26/27		140	140,546
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)		255	252,566
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		130	132,860
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)		60	57,291
Intercontinental Exchange, Inc.:
4.00%, 10/15/23		20	21,003
3.75%, 12/01/25		35	36,349
3.75%, 09/21/28		100	103,594
Moody’s Corp., 2.75%, 12/15/21		27	26,997
Morgan Stanley:
2.75%, 05/19/22		235	233,579
6.25%, 08/09/26		100	115,827
3.63%, 01/20/27		290	290,678
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		340	337,430
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		315	316,146
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)		60	63,194
Nuveen LLC, 4.00%, 11/01/28(b)		20	21,335
S&P Global, Inc., 4.00%, 06/15/25		15	15,784
State Street Corp., 2.65%, 05/19/26		38	37,165
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21		8	8,719

			4,110,315

Security		Par (000)	Value

Chemicals — 0.2%
Cydsa SAB de CV, 6.25%, 10/04/27(b)	USD	200	$191,503
Dow Chemical Co. (The):
9.00%, 04/01/21		55	60,991
4.55%, 11/30/25(b)		25	26,380
4.38%, 11/15/42		47	44,924
DowDuPont, Inc.:
4.49%, 11/15/25		290	308,902
5.42%, 11/15/48		160	182,511
Sherwin-Williams Co. (The):
4.00%, 12/15/42		26	23,464
4.50%, 06/01/47		15	14,762

			853,437

Commercial Services & Supplies — 0.1%
CommonSpirit Health, 4.35%, 11/01/42		30	28,797
RELX Capital, Inc.:
3.50%, 03/16/23		115	116,516
4.00%, 03/18/29		60	61,220
Republic Services, Inc.:
4.75%, 05/15/23		75	79,952
2.90%, 07/01/26		42	41,103
3.95%, 05/15/28		80	83,860
Waste Management, Inc.:
3.13%, 03/01/25		10	10,066
3.90%, 03/01/35		42	42,085

			463,599

Communications Equipment — 0.0%
Cisco Systems, Inc., 2.95%, 02/28/26		30	30,084
Juniper Networks, Inc., 3.30%, 06/15/20		79	79,307

			109,391

Consumer Finance — 0.7%
AerCap Ireland Capital DAC, 4.63%, 10/30/20		220	225,170
American Express Co.:
2.50%, 08/01/22		25	24,708
3.70%, 08/03/23		70	71,733
4.20%, 11/06/25		75	79,312
American Express Credit Corp., 2.25%, 08/15/19		119	118,812
Capital One Financial Corp.:
2.40%, 10/30/20		94	93,462
3.45%, 04/30/21		30	30,364
3.90%, 01/29/24		170	173,792
3.75%, 03/09/27		30	29,510
Discover Financial Services, 4.10%, 02/09/27		17	16,990
Ford Motor Credit Co. LLC:
5.75%, 02/01/21		200	205,968
3.22%, 01/09/22		425	413,088
2.98%, 08/03/22		200	191,148
5.58%, 03/18/24		200	202,854
General Motors Financial Co., Inc.:
4.20%, 03/01/21		35	35,500
3.20%, 07/06/21		267	265,801
4.20%, 11/06/21		435	442,568
3.15%, 06/30/22		175	173,263
4.00%, 01/15/25		140	137,153
4.00%, 10/06/26		15	14,368
Synchrony Financial:
2.70%, 02/03/20		52	51,931
4.38%, 03/19/24		30	30,387
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 17.74%, 04/11/22(a)(b)		44	15,999

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Toyota Motor Credit Corp.:
3.05%, 01/11/28	USD	50	$49,963
3.65%, 01/08/29		25	26,032
Unifin Financiera SAB de CV SOFOM ENR, 7.25%, 09/27/23(b)		200	201,755

			3,321,631

Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41		60	66,949

Diversified Consumer Services — 0.0%
George Washington University (The), Series 2018, 4.13%, 09/15/48		58	60,791
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		36	35,090
University of Southern California, 3.03%, 10/01/39		31	29,111
Wesleyan University, 4.78%, 07/01/2116		79	83,238

			208,230

Diversified Financial Services — 0.1%
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23		10	10,245
5.00%, 04/20/48		50	48,904
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	184,897
Shell International Finance BV:
3.25%, 05/11/25		50	50,919
4.13%, 05/11/35		38	40,469
3.63%, 08/21/42		16	15,607
Woodside Finance Ltd., 3.65%, 03/05/25(b)		15	14,904

			365,945

Diversified Telecommunication Services — 0.5%
AT&T, Inc.:
3.40%, 05/15/25		30	29,685
4.13%, 02/17/26		20	20,444
4.30%, 02/15/30		405	409,649
6.35%, 03/15/40		15	17,395
6.00%, 08/15/40		70	78,658
4.35%, 06/15/45		230	211,037
5.15%, 02/15/50		80	81,725
Axtel SAB de CV, 6.38%, 11/14/24(b)		200	199,500
Oi SA, 10.00% ( 10.00% Cash or 4.00% PIK), 07/27/25(j)		31	32,659
Telefonica Emisiones SAU, 4.67%, 03/06/38		150	143,169
TELUS Corp., 4.60%, 11/16/48		10	10,528
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 3.21%, 05/22/20(a)		205	205,862
4.13%, 03/16/27		610	638,800
4.33%, 09/21/28		73	77,200
4.50%, 08/10/33		135	142,694
4.40%, 11/01/34		33	34,330
4.27%, 01/15/36		265	268,033
4.13%, 08/15/46		50	48,448

			2,649,816

Electric Utilities — 0.7%
AEP Texas, Inc., 3.95%, 06/01/28		130	135,437
AEP Transmission Co. LLC, 4.25%, 09/15/48		70	74,276
Alabama Power Co.:
4.15%, 08/15/44		10	10,358
3.75%, 03/01/45		15	14,518
3.70%, 12/01/47		15	14,616
4.30%, 07/15/48		60	63,609
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		25	25,496

Security		Par (000)	Value

Electric Utilities (continued)
Baltimore Gas & Electric Co.:
3.50%, 08/15/46	USD	35	$32,884
3.75%, 08/15/47		35	33,807
4.25%, 09/15/48		45	47,291
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		20	20,481
DTE Electric Co., Series A, 4.05%, 05/15/48		85	88,600
Duke Energy Carolinas LLC:
3.95%, 11/15/28		40	42,591
3.88%, 03/15/46		60	60,376
3.70%, 12/01/47		35	34,145
Duke Energy Corp., 4.80%, 12/15/45		5	5,398
Duke Energy Florida LLC:
3.20%, 01/15/27		130	130,946
3.80%, 07/15/28		35	36,539
6.40%, 06/15/38		15	20,090
4.20%, 07/15/48		10	10,515
Duke Energy Progress LLC:
3.00%, 09/15/21		25	25,191
3.25%, 08/15/25		50	51,110
3.70%, 09/01/28		135	140,819
3.45%, 03/15/29		10	10,244
4.20%, 08/15/45		15	15,682
Emera US Finance LP, 2.15%, 06/15/19		101	100,802
Entergy Louisiana LLC:
5.40%, 11/01/24		20	22,480
4.20%, 09/01/48		70	72,793
Eversource Energy, Series L, 2.90%, 10/01/24		60	59,535
Exelon Corp.:
2.45%, 04/15/21		28	27,675
4.95%, 06/15/35		21	22,297
4.45%, 04/15/46		85	87,593
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)		175	182,408
Florida Power & Light Co.:
3.95%, 03/01/48		76	78,790
4.13%, 06/01/48		60	64,129
Kansas City Power & Light Co., 4.20%, 03/15/48		70	72,689
MidAmerican Energy Co., 4.40%, 10/15/44		37	40,382
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		25	25,640
Northern States Power Co.:
3.40%, 08/15/42		65	61,740
4.00%, 08/15/45		40	41,112
4.20%, 09/01/48		30	30,763
Ohio Power Co., Series G, 6.60%, 02/15/33		50	64,372
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		50	55,486
PacifiCorp:
6.00%, 01/15/39		61	77,145
4.13%, 01/15/49		100	103,359
Public Service Electric & Gas Co., 3.65%, 09/01/28		80	82,617
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		45	46,788
Tampa Electric Co.:
2.60%, 09/15/22		30	29,791
4.30%, 06/15/48		15	15,069
4.45%, 06/15/49		40	41,285
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		159	162,517
Union Electric Co., 3.50%, 03/15/29		55	56,365
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		100	99,794
Series A, 3.50%, 03/15/27		97	98,769
4.00%, 01/15/43		100	99,091

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Series B, 4.20%, 05/15/45	USD	28	$28,664
Series C, 4.00%, 11/15/46		50	50,171
4.60%, 12/01/48		15	16,557

			3,263,687

Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		49	48,815

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 4.35%, 06/01/29		25	26,428
Corning, Inc.:
3.70%, 11/15/23		10	10,127
4.38%, 11/15/57		85	78,827
Tyco Electronics Group SA:
3.45%, 08/01/24		15	15,197
3.13%, 08/15/27		30	28,946

			159,525

Energy Equipment & Services — 0.1%
Halliburton Co.:
3.80%, 11/15/25		240	245,292
5.00%, 11/15/45		15	15,950
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		15	14,333
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)		11	10,116

			285,691

Entertainment — 0.1%
NBCUniversal Media LLC:
5.95%, 04/01/41		60	73,776
4.45%, 01/15/43		40	41,428
Viacom, Inc., 6.88%, 04/30/36		40	46,934
Warner Media LLC:
2.10%, 06/01/19		143	142,803
3.55%, 06/01/24		50	50,461
3.60%, 07/15/25		64	63,840
7.63%, 04/15/31		10	13,101
4.65%, 06/01/44		20	19,302
4.85%, 07/15/45		77	77,721

			529,366

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:
3.30%, 02/15/21		71	71,662
3.50%, 01/31/23		19	19,261
3.00%, 06/15/23		220	219,250
4.40%, 02/15/26		14	14,611
3.95%, 03/15/29		25	25,093
CC Holdings GS V LLC, 3.85%, 04/15/23		40	40,954
Crown Castle International Corp.:
3.40%, 02/15/21		33	33,273
2.25%, 09/01/21		120	118,274
3.20%, 09/01/24		175	173,662
Realty Income Corp., 4.13%, 10/15/26		40	41,902

			757,942

Food & Staples Retailing — 0.1%
Kroger Co. (The), 2.65%, 10/15/26		105	96,640
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26		230	225,090
4.80%, 11/18/44		6	5,750
Walmart, Inc.:
3.55%, 06/26/25		65	67,466
4.00%, 04/11/43		30	31,152

			426,098

Security		Par (000)	Value

Food Products — 0.1%
General Mills, Inc.:
3.20%, 04/16/21	USD	40	$40,347
4.00%, 04/17/25		44	45,528
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b)		200	206,000
Tyson Foods, Inc.:
3.90%, 09/28/23		15	15,453
3.95%, 08/15/24		75	77,233
3.55%, 06/02/27		70	68,818
5.10%, 09/28/48		15	15,266

			468,645

Gas Utilities — 0.0%
Atmos Energy Corp., 4.13%, 03/15/49		20	20,702

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories:
3.40%, 11/30/23		14	14,288
3.75%, 11/30/26		262	272,355
Baxter International, Inc., 1.70%, 08/15/21		10	9,733
Becton Dickinson and Co.:
2.13%, 06/06/19		255	254,648
2.68%, 12/15/19		96	95,690
2.89%, 06/06/22		185	184,137
3.30%, 03/01/23		70	69,304
4.69%, 12/15/44		10	10,320
Covidien International Finance SA, 2.95%, 06/15/23		85	85,728
Edwards Lifesciences Corp., 4.30%, 06/15/28		25	26,219
Medtronic, Inc.:
3.50%, 03/15/25		90	92,807
4.38%, 03/15/35		220	240,202

			1,355,431

Health Care Providers & Services — 0.7%
Aetna, Inc.:
4.50%, 05/15/42		27	25,548
4.13%, 11/15/42		25	22,400
4.75%, 03/15/44		30	29,268
AHS Hospital Corp., 5.02%, 07/01/45		21	24,583
Anthem, Inc.:
3.70%, 08/15/21		7	7,128
3.50%, 08/15/24		15	15,188
4.10%, 03/01/28		40	41,159
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	41,504
CHRISTUS Health, Series C, 4.34%, 07/01/28		47	50,234
Cigna Corp., 3.20%, 09/17/20(b)		360	361,940
Cigna Holding Co., 3.25%, 04/15/25		125	123,897
CVS Health Corp.:
3.70%, 03/09/23		290	294,663
4.00%, 12/05/23		95	97,619
4.10%, 03/25/25		135	138,597
4.78%, 03/25/38		35	34,660
5.13%, 07/20/45		365	370,946
5.05%, 03/25/48		100	100,741
Dignity Health, 2.64%, 11/01/19		33	32,984
HCA, Inc.:
5.88%, 03/15/22		100	107,279
4.75%, 05/01/23		42	44,011
5.00%, 03/15/24		70	74,213
5.25%, 04/15/25		155	166,436
Kaiser Foundation Hospitals:
3.50%, 04/01/22		36	36,989
4.15%, 05/01/47		10	10,600
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		85	84,818
Mercy Health, Series 2018, 4.30%, 07/01/28		18	19,362

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	USD	49	$51,197
Ochsner Clinic Foundation, 5.90%, 05/15/45		33	41,373
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		15	17,111
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		38	38,122
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	39,579
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		49	50,269
Sutter Health, Series 2018, 3.70%, 08/15/28		45	46,949
Toledo Hospital (The), 5.75%, 11/15/38		83	91,301
Trinity Health Corp., 4.13%, 12/01/45		36	36,307
UnitedHealth Group, Inc.:
3.75%, 07/15/25		230	240,080
3.70%, 12/15/25		80	83,238
3.10%, 03/15/26		30	29,963
4.63%, 07/15/35		20	22,421
4.63%, 11/15/41		25	27,367
3.75%, 10/15/47		50	48,557
4.45%, 12/15/48		30	32,534

			3,253,135

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
3.70%, 01/30/26		70	72,263
4.70%, 12/09/35		50	53,590
3.70%, 02/15/42		20	18,292
4.88%, 12/09/45		57	61,655
4.45%, 03/01/47		40	40,772

			246,572

Industrial Conglomerates — 0.0%
Honeywell International, Inc., 3.81%, 11/21/47		20	20,312

Insurance — 0.2%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		5	6,793
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.80%, 02/12/23(a)(b)		30	29,964
Aon Corp., 4.50%, 12/15/28		140	147,759
Aon plc, 4.75%, 05/15/45		20	20,763
Berkshire Hathaway Finance Corp., 4.25%, 01/15/49		5	5,234
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43		15	14,956
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23		50	50,688
4.05%, 10/15/23		35	36,395
3.88%, 03/15/24		130	134,837
3.50%, 06/03/24		144	146,813
3.50%, 03/10/25		45	46,135
3.75%, 03/14/26		5	5,149
4.35%, 01/30/47		27	27,364
4.20%, 03/01/48		60	59,517
MetLife, Inc., 4.13%, 08/13/42		10	10,089
Prudential Financial, Inc., 3.88%, 03/27/28		90	94,456
Travelers Cos., Inc. (The), 4.60%, 08/01/43		35	38,858
Trinity Acquisition plc, 4.40%, 03/15/26		20	20,751
Willis North America, Inc., 3.60%, 05/15/24		176	177,122

			1,073,643

IT Services — 0.2%
DXC Technology Co., 2.88%, 03/27/20		48	47,970
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		8	8,084
3.00%, 08/15/26		180	172,449
4.50%, 08/15/46		5	4,729
4.75%, 05/15/48		60	59,549

Security		Par (000)	Value

IT Services (continued)
Fiserv, Inc.:
3.85%, 06/01/25	USD	20	$20,521
4.20%, 10/01/28		120	123,607
IBM Credit LLC, 3.45%, 11/30/20		100	101,188
Total System Services, Inc.:
3.80%, 04/01/21		20	20,306
3.75%, 06/01/23		25	25,379
4.80%, 04/01/26		124	130,277
Visa, Inc.:
3.15%, 12/14/25		50	50,760
4.15%, 12/14/35		41	44,685
4.30%, 12/14/45		30	33,104

			842,608

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
4.50%, 03/01/21		95	98,095
3.00%, 04/15/23		50	50,009
4.15%, 02/01/24		110	114,953
2.95%, 09/19/26		117	112,872

			375,929

Media — 0.6%
Charter Communications Operating LLC:
3.58%, 07/23/20		220	221,599
4.46%, 07/23/22		80	82,769
4.50%, 02/01/24		105	109,212
4.91%, 07/23/25		129	136,118
6.38%, 10/23/35		200	223,003
6.48%, 10/23/45		110	123,310
Comcast Corp.:
3.30%, 10/01/20		195	196,837
3.45%, 10/01/21		20	20,394
3.38%, 02/15/25		15	15,279
3.15%, 03/01/26		140	139,291
2.35%, 01/15/27		15	14,016
4.15%, 10/15/28		60	63,152
4.25%, 10/15/30		55	58,431
4.40%, 08/15/35		34	35,501
3.20%, 07/15/36		229	208,223
3.40%, 07/15/46		112	99,203
4.95%, 10/15/58		40	44,120
Cox Communications, Inc.(b):
3.15%, 08/15/24		198	197,101
3.35%, 09/15/26		12	11,693
Discovery Communications LLC:
4.38%, 06/15/21		70	71,915
3.80%, 03/13/24		67	67,544
3.95%, 06/15/25(b)		30	30,235
5.20%, 09/20/47		15	14,578
Fox Corp., 4.03%, 01/25/24(b)		130	134,769
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		25	25,215
3.75%, 10/01/21		15	15,261
Time Warner Cable LLC:
5.00%, 02/01/20		89	90,475
4.13%, 02/15/21		160	162,499
4.00%, 09/01/21		25	25,409
5.50%, 09/01/41		29	28,516
4.50%, 09/15/42		9	7,866

			2,673,534

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining — 0.1%
Anglo American Capital plc, 3.63%, 09/11/24(b)	USD	200	$198,185
ArcelorMittal, 4.55%, 03/11/26		30	30,658
Barrick Gold Corp., 5.25%, 04/01/42		29	31,360
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42		38	39,884
Largo Resources Ltd., 9.25%, 06/01/21(b)		4	4,195
Newmont Mining Corp., 3.50%, 03/15/22		120	121,660
Nucor Corp., 5.20%, 08/01/43		21	23,834
Steel Dynamics, Inc., 5.13%, 10/01/21		38	38,333

			488,109

Multi-Utilities — 0.1%
Ameren Illinois Co., 3.80%, 05/15/28		50	52,532
Berkshire Hathaway Energy Co., 4.50%, 02/01/45		25	26,575
Consumers Energy Co.:
3.80%, 11/15/28		15	15,805
4.05%, 05/15/48		15	15,865
DTE Energy Co., Series D, 3.70%, 08/01/23		40	40,949
NiSource, Inc.:
2.65%, 11/17/22		10	9,846
3.49%, 05/15/27		80	79,729
WEC Energy Group, Inc., 3.38%, 06/15/21		20	20,236

			261,537

Oil, Gas & Consumable Fuels — 1.5%
Anadarko Petroleum Corp., 6.20%, 03/15/40		55	61,736
Andeavor Logistics LP:
5.50%, 10/15/19		90	90,903
5.25%, 01/15/25		20	20,761
4.25%, 12/01/27		215	216,037
5.20%, 12/01/47		70	70,096
Apache Corp., 2.63%, 01/15/23		43	41,911
BP Capital Markets America, Inc.:
3.79%, 02/06/24		60	62,266
3.80%, 09/21/25		70	72,568
3.12%, 05/04/26		35	34,921
3.02%, 01/16/27		30	29,449
Buckeye Partners LP, 4.88%, 02/01/21		155	158,806
Cimarex Energy Co.:
4.38%, 06/01/24		120	124,651
3.90%, 05/15/27		80	79,751
Concho Resources, Inc.:
4.38%, 01/15/25		285	292,961
3.75%, 10/01/27		135	133,898
Continental Resources, Inc.:
4.50%, 04/15/23		203	210,142
3.80%, 06/01/24		65	65,425
Devon Energy Corp.:
4.00%, 07/15/21		40	40,815
5.85%, 12/15/25		65	73,756
Enbridge, Inc.:
2.90%, 07/15/22		90	89,738
3.70%, 07/15/27		70	69,796
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)		70	66,150
Energy Transfer Operating LP:
5.20%, 02/01/22		20	21,006
5.88%, 01/15/24		125	136,445
4.90%, 02/01/24		20	21,087
4.50%, 04/15/24		30	31,279
6.50%, 02/01/42		120	133,304
6.13%, 12/15/45		20	21,750
Energy Transfer Partners LP:
5.75%, 09/01/20		20	20,627
5.88%, 03/01/22		165	176,370
5.00%, 10/01/22		30	31,625

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC:
3.90%, 02/15/24	USD	50	$51,909
4.45%, 02/15/43		67	67,281
5.10%, 02/15/45		23	25,189
4.25%, 02/15/48		35	34,112
EOG Resources, Inc.:
4.15%, 01/15/26		52	55,051
3.90%, 04/01/35		10	10,198
Hess Corp., 5.80%, 04/01/47		35	36,429
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		10	11,020
6.38%, 03/01/41		15	17,411
5.00%, 03/01/43		25	25,031
Kinder Morgan, Inc.:
3.05%, 12/01/19		100	100,100
3.15%, 01/15/23		190	190,365
4.30%, 03/01/28		145	149,785
5.55%, 06/01/45		10	10,906
5.05%, 02/15/46		160	163,652
Marathon Oil Corp.:
2.70%, 06/01/20		140	139,347
2.80%, 11/01/22		170	167,879
Marathon Petroleum Corp.:
5.13%, 03/01/21		175	182,336
4.75%, 12/15/23(b)		180	189,467
5.85%, 12/15/45		50	53,564
MPLX LP:
4.88%, 12/01/24		25	26,677
4.00%, 02/15/25		110	112,041
4.88%, 06/01/25		50	53,221
4.13%, 03/01/27		230	231,449
5.20%, 03/01/47		35	35,514
Northwest Pipeline LLC, 4.00%, 04/01/27		135	136,128
Petrobras Global Finance BV:
8.75%, 05/23/26		40	47,260
7.38%, 01/17/27		38	41,813
Pioneer Natural Resources Co., 3.95%, 07/15/22		10	10,288
Plains All American Pipeline LP, 3.65%, 06/01/22		10	10,063
Resolute Energy Corp., 8.50%, 05/01/20		90	90,000
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24		140	154,284
5.63%, 03/01/25		180	197,820
5.88%, 06/30/26		149	165,730
5.00%, 03/15/27		81	85,894
Spectra Energy Partners LP, 4.50%, 03/15/45		89	90,120
Sunoco Logistics Partners Operations LP:
6.10%, 02/15/42		15	16,077
5.35%, 05/15/45		77	75,319
5.40%, 10/01/47		38	37,954
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		60	58,612
4.15%, 01/15/48		30	28,785
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		170	183,826
5.85%, 03/15/36		12	13,675
6.10%, 06/01/40		43	50,829
5.00%, 10/16/43		30	31,455
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		41	51,263
4.00%, 03/15/28		80	81,633
4.60%, 03/15/48		25	25,465

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.:
3.65%, 03/15/25	USD	76	$77,077
3.40%, 09/15/26		9	8,805
Western Midstream Operating LP:
4.00%, 07/01/22		330	334,682
4.65%, 07/01/26		31	31,402
Williams Cos., Inc. (The):
4.13%, 11/15/20		70	71,111
7.88%, 09/01/21		71	78,465
3.70%, 01/15/23		50	50,902
4.55%, 06/24/24		40	42,224
3.75%, 06/15/27		90	89,348
Series A, 7.50%, 01/15/31		35	43,961
5.75%, 06/24/44		35	38,497

			7,390,731

Paper & Forest Products — 0.0%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		50	51,976
3.73%, 07/15/23(b)		60	61,563
7.38%, 12/01/25		37	45,370
7.75%, 11/15/29		20	27,173

			186,082

Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/01/22		45	45,000
Allergan Funding SCS:
3.45%, 03/15/22		250	252,251
3.80%, 03/15/25		314	318,093
4.55%, 03/15/35		90	88,143
Bayer US Finance II LLC, 3.60%, 07/15/42(b)		23	17,648
Bayer US Finance LLC, 3.38%, 10/08/24(b)		200	195,537
Eli Lilly & Co., 4.15%, 03/15/59		25	25,717
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		105	110,098
Johnson & Johnson:
2.45%, 03/01/26		25	24,438
3.63%, 03/03/37		15	15,158
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		480	477,926
2.40%, 09/23/21		35	34,568
2.88%, 09/23/23		40	39,476
3.20%, 09/23/26		150	145,051
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(b)		200	216,811
Wyeth LLC:
6.45%, 02/01/24		15	17,484
5.95%, 04/01/37		70	89,063

			2,112,462

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25		10	10,083
6.15%, 05/01/37		23	29,430
4.15%, 04/01/45		89	92,893
4.70%, 09/01/45		11	12,279
4.15%, 12/15/48		5	5,261
CSX Corp.:
4.25%, 03/15/29		25	26,544
6.15%, 05/01/37		10	12,235
4.75%, 11/15/48		20	21,643
4.25%, 11/01/66		43	39,968
Norfolk Southern Corp.:
3.65%, 08/01/25		60	61,819
2.90%, 06/15/26		90	88,132
4.84%, 10/01/41		10	10,892
4.05%, 08/15/52		41	39,783

Security		Par (000)	Value

Road & Rail (continued)
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)	USD	139	$133,028
Ryder System, Inc., 3.75%, 06/09/23		10	10,238
Union Pacific Corp.:
3.15%, 03/01/24		50	50,743
2.75%, 03/01/26		83	80,883
3.38%, 02/01/35		29	27,168
3.60%, 09/15/37		110	105,206
3.80%, 10/01/51		20	18,766
3.88%, 02/01/55		57	52,524

			929,518

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.:
2.50%, 12/05/21		80	79,263
3.90%, 12/15/25		39	39,704
3.50%, 12/05/26		29	28,753
5.30%, 12/15/45		28	31,283
Applied Materials, Inc.:
3.90%, 10/01/25		35	36,820
3.30%, 04/01/27		75	75,743
5.10%, 10/01/35		58	65,849
4.35%, 04/01/47		104	109,214
Broadcom Corp.:
2.38%, 01/15/20		115	114,385
3.00%, 01/15/22		343	341,341
2.65%, 01/15/23		35	34,072
3.63%, 01/15/24		26	25,933
3.88%, 01/15/27		35	33,436
Broadcom, Inc.(b):
3.13%, 04/15/21		195	194,770
3.13%, 10/15/22		140	139,360
KLA-Tencor Corp.:
4.10%, 03/15/29		145	147,573
5.00%, 03/15/49		70	74,093
Lam Research Corp.:
2.75%, 03/15/20		60	59,947
2.80%, 06/15/21		35	35,005
3.75%, 03/15/26		70	71,267
4.88%, 03/15/49		95	99,808
NVIDIA Corp., 3.20%, 09/16/26		150	149,384
NXP BV(b):
4.13%, 06/01/21		200	203,840
3.88%, 09/01/22		230	233,250
4.63%, 06/01/23		200	207,700
4.88%, 03/01/24		45	47,512
QUALCOMM, Inc.:
2.90%, 05/20/24		125	122,875
3.45%, 05/20/25		65	65,478
4.65%, 05/20/35		95	97,891
4.80%, 05/20/45		56	56,851
Texas Instruments, Inc.:
2.25%, 05/01/23		30	29,591
4.15%, 05/15/48		25	26,832

			3,078,823

Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27		160	154,829
Microsoft Corp.:
3.50%, 02/12/35		114	115,544
3.45%, 08/08/36		175	176,704
3.70%, 08/08/46		210	214,287

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Oracle Corp.:
2.50%, 10/15/22	USD	10	$9,945
3.40%, 07/08/24		70	71,584
2.65%, 07/15/26		30	29,021
3.25%, 11/15/27		41	41,229
3.90%, 05/15/35		62	63,382
3.85%, 07/15/36		15	15,042
4.13%, 05/15/45		25	25,502
4.00%, 07/15/46		74	74,380
4.00%, 11/15/47		15	15,089
VMware, Inc., 2.30%, 08/21/20		264	261,556

			1,268,094

Specialty Retail — 0.0%
Home Depot, Inc. (The):
3.90%, 12/06/28		20	21,252
5.88%, 12/16/36		45	56,623
3.50%, 09/15/56		20	18,368
Lowe’s Cos., Inc., 4.38%, 09/15/45		60	58,803

			155,046

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.70%, 05/13/22		80	80,443
3.00%, 02/09/24		138	139,880
4.50%, 02/23/36		30	33,634
3.85%, 05/04/43		203	205,036
3.45%, 02/09/45		29	27,591
Dell International LLC(b):
4.42%, 06/15/21		55	56,428
4.90%, 10/01/26		130	131,951
Seagate HDD Cayman:
4.25%, 03/01/22		25	25,068
5.75%, 12/01/34		3	2,748

			702,779

Thrifts & Mortgage Finance — 0.0%
Washington Mutual Escrow Bonds(c)(h)(k):
0.00%, 11/06/09		100	—
0.00%, 09/29/17		400	—

			—

Tobacco — 0.2%
Altria Group, Inc.:
3.49%, 02/14/22		35	35,549
2.85%, 08/09/22		30	29,929
4.00%, 01/31/24		125	128,991
4.40%, 02/14/26		15	15,418
4.80%, 02/14/29		55	56,700
5.80%, 02/14/39		15	15,864
4.25%, 08/09/42		40	34,784
5.38%, 01/31/44		70	69,849
5.95%, 02/14/49		30	32,192
6.20%, 02/14/59		10	10,766
BAT Capital Corp., 3.22%, 08/15/24		45	43,999
BAT International Finance plc, 3.95%, 06/15/25(b)		180	180,384
Reynolds American, Inc., 4.45%, 06/12/25		240	246,703

			901,128

Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 03/30/20		67	66,791

Security		Par (000)	Value

Wireless Telecommunication Services — 0.2%
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21	USD	176	$175,572
4.74%, 03/20/25		415	419,669
Vodafone Group plc:
3.75%, 01/16/24		241	243,023
4.13%, 05/30/25		55	56,051
6.15%, 02/27/37		75	83,178
5.25%, 05/30/48		55	54,526
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(a)		70	71,032

			1,103,051

Total Corporate Bonds — 14.0% (Cost: $67,152,109)			68,314,850

Foreign Agency Obligations — 0.2%

Mexico — 0.2%
Petroleos Mexicanos:
6.38%, 02/04/21		25	25,800
6.88%, 08/04/26		82	85,469
6.50%, 03/13/27		572	575,146
5.35%, 02/12/28		74	68,672
5.63%, 01/23/46		106	87,344
6.75%, 09/21/47		13	11,914

			854,345

Total Foreign Agency Obligations — 0.2% (Cost: $844,795)			854,345

Foreign Government Obligations — 1.2%

Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	811	17,946
Republic of Argentina:
8.00%, 10/08/20	USD	58	52,844
6.88%, 04/22/21		187	170,544
4.63%, 01/11/23		102	83,538
8.75%, 05/07/24		56	49,894

			374,766

Brazil — 0.1%
Federative Republic of Brazil, 4.50%, 05/30/29		230	225,400

Colombia — 0.1%
Republic of Colombia:
3.88%, 04/25/27		340	345,610
7.00%, 06/30/32	COP	1,097,900	348,494

			694,104

Egypt — 0.0%
Arab Republic of Egypt, 5.75%, 04/29/20	USD	100	100,625

Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24		140	153,065

Indonesia — 0.2%
Republic of Indonesia:
8.25%, 05/15/29	IDR	8,999,000	659,098
8.38%, 03/15/34		1,506,000	108,429
8.38%, 04/15/39		1,341,000	95,819

			863,346

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico — 0.2%
United Mexican States:
4.15%, 03/28/27	USD	602	$611,632
7.50%, 06/03/27	MXN	12	60,045
8.50%, 05/31/29		34	180,695
7.75%, 11/23/34		14	69,939
10.00%, 11/20/36		10	59,256
5.75%, 10/12/2110	USD	68	69,700

			1,051,267

Nigeria — 0.0%
Federal Republic of Nigeria, 13.98%, 02/23/28	NGN	6,230	16,747

Oman — 0.0%
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(b)	USD	200	200,249

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		200	207,971

Peru — 0.0%
Republic of Peru, 4.13%, 08/25/27		130	141,830

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28		260	256,750

Qatar — 0.0%
State of Qatar, 4.00%, 03/14/29(b)		200	206,221

Russia — 0.1%
Russian Federation, 6.90%, 05/23/29	RUB	36,995	512,173

South Africa — 0.2%
Republic of South Africa:
6.25%, 03/31/36	ZAR	9,465	476,267
9.00%, 01/31/40		1,718	110,878
8.75%, 01/31/44		1,692	106,327
8.75%, 02/28/48		1,187	74,581

			768,053

Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD	190	200,165

Total Foreign Government Obligations — 1.2% (Cost: $6,039,572)			5,972,732

Municipal Bonds — 1.8%
American Municipal Power, Inc. (Combined Hydroelectric Project);
Series 2010B, RB, 7.83%, 02/15/41		20	30,152
Series 2009B, RB, 6.45%, 02/15/44		15	20,199
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.68%, 01/01/37(l)		40	38,346
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43		10	11,672
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		80	111,238
Series 2010S-1, RB, 7.04%, 04/01/50		95	145,314
Berks County Industrial Development Authority (Tower Health Project);
Series 2017, RB, 5.00%, 11/01/47		20	22,496
Series 2017, RB, 5.00%, 11/01/50		20	22,430
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		90	87,755
California Health Facilities Financing Authority (Cedars- Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		20	23,690
Series 2017A, RB, 5.00%, 08/15/47		20	22,541

Security		Par (000)	Value

Municipal Bonds (continued)
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34	USD	40	$60,262
Canaveral Port Authority;
Series 2018A, RB, 5.00%, 06/01/45		30	33,722
Series 2018B, RB, 5.00%, 06/01/48		30	34,529
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		20	22,553
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		20	22,112
Series 2016, RB, 5.00%, 01/01/46		20	22,220
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		20	23,067
Series 2016, RB, 5.00%, 07/01/51		10	11,073
Chicago O’Hare International Airport, Series 2018C, RB, 4.47%, 01/01/49		45	49,432
City & County of Denver;
Series 2016A, RB, 5.00%, 08/01/44		40	45,966
Series 2018A-1, RB, 5.00%, 08/01/48		50	57,324
City of Atlanta;
Series 2015, RB, 5.00%, 11/01/40		10	11,395
Series 2018A, RB, 5.00%, 11/01/41		20	23,557
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41		50	58,030
Series 2016, RB, 5.00%, 08/01/46		60	69,301
City of Austin, Series 2014, RB, 5.00%, 11/15/43		20	22,384
City of Columbia, Series 2018, RB, 5.00%, 02/01/42		20	23,655
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		25	37,821
City of San Antonio Electric & Gas Systems;
Series 2010A, RB, 5.81%, 02/01/41		45	59,588
Series 2013, RB, 5.00%, 02/01/48(m)		15	16,384
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		10	10,530
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38		30	30,479
Series 2016A, RB, 4.14%, 06/01/38		30	31,485
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(h)(k)		235	121,906
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45		30	32,483
Series 2015L, RB, 5.00%, 07/01/45		40	44,593
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		25	32,621
County of King, Series 2015A, RB, 5.00%, 07/01/47		20	22,296
County of Miami-Dade;
Series 2017D, RB, 3.35%, 10/01/29		10	9,971
Series 2017D, RB, 3.45%, 10/01/30		15	14,922
Series 2017D, RB, 3.50%, 10/01/31		15	14,973
Series 2018C, RB, 4.06%, 10/01/31		20	21,030
Series 2015A, RB, 5.00%, 10/01/38		45	50,550
Series 2017B, RB, 5.00%, 10/01/40		20	22,949
County of Wake;
Series 2019B, GO, 5.00%, 03/01/20		30	30,955
Series 2019B, GO, 5.00%, 03/01/21		40	42,639
Series 2019B, GO, 5.00%, 03/01/22		40	43,938
Series 2019B, GO, 5.00%, 03/01/23		40	45,217
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		30	34,242
Series 2016A, RB, 5.00%, 12/01/46		40	45,463
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		20	22,603

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46	USD	50	$55,995
Grand Parkway Transportation Corp. (Grand Parkway Project), Series 2018A, RB, 5.00%, 10/01/43		40	47,084
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	16,444
Great Lakes Water Authority, Series 2016C, RB, 5.25%, 07/01/33		5	5,935
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		15	17,565
Series 2016A, RB, 3.65%, 01/15/46		15	15,139
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		20	22,855
Indiana Finance Authority (CWA Authority Project), Series 2015A, RB, 5.00%, 10/01/45		40	44,896
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		10	10,307
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		10	10,710
Kentucky Turnpike Authority (Revitalization Projects), Series 2010A, RB, 5.00%, 07/01/20		20	20,818
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46		10	11,429
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		20	21,936
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		80	115,267
Los Angeles Department of Water & Power System (Water System Revenue Bonds), Series 2010A, RB, 6.60%, 07/01/50		45	67,431
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		60	79,832
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		20	22,678
Louisville & Jefferson County Metropolitan Sewer District, Series 2017B, RB, 5.00%, 05/15/25		30	35,508
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33		20	21,150
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41		20	22,802
Massachusetts Bay Transportation Authority;
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39		10	11,755
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		10	11,728
Massachusetts Development Finance Agency (Partners Healthcare System Issue);
Series 2018J-2, RB, 5.00%, 07/01/43		30	34,054
Series 2016Q, RB, 5.00%, 07/01/47		20	22,557
Series 2018J-2, RB, 5.00%, 07/01/48		30	33,892
Series 2018J-2, RB, 5.00%, 07/01/53		30	33,600
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39		10	10,446
Series 2014B, RB, 4.60%, 12/01/44		10	10,454
Series 2015A, RB, 4.50%, 12/01/48		10	10,535
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		20	22,681
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		10	11,610

Security		Par (000)	Value

Municipal Bonds (continued)
Mesquite Independent School District (The Permanent School Fund Guarantee Program), Series 2017B, GO, 5.00%, 08/15/42	USD	20	$23,118
Metropolitan Atlanta Rapid Transit Authority, Series 2015B, RB, 5.00%, 07/01/45		20	23,133
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016A, RB, 5.00%, 07/01/40		10	11,201
Series 2016A, RB, 5.00%, 07/01/46		30	33,514
Metropolitan St Louis Sewer District;
Series 2017A, RB, 5.00%, 05/01/42		30	35,075
Series 2017A, RB, 5.00%, 05/01/47		30	34,981
Metropolitan Transportation Authority;
Series 2009C, RB, 7.34%, 11/15/39		170	254,133
Series 2010C-1, RB, 6.69%, 11/15/40		30	40,505
Series 2015A, Sub-Series 2015A-1, RB, 5.00%, 11/15/45		10	11,123
Metropolitan Washington Airports Authority, Series 2016A, RB, 5.00%, 10/01/32		40	46,573
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		30	45,262
Michigan Finance Authority (Henry Ford Health System);
Series 2016, RB, 5.00%, 11/15/41		20	22,405
Series 2017A-MI, RB, 5.00%, 12/01/47		80	86,703
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33		10	10,294
Series 2018A, RB, 4.00%, 10/01/43		10	10,355
Series 2018A, RB, 4.05%, 10/01/48		10	10,305
Series 2018A, RB, 4.15%, 10/01/53		30	30,941
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		30	32,896
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		45	50,643
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		20	22,935
New Jersey Transportation Trust Fund Authority, Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		20	22,845
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		66	99,133
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		20	21,989
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38		10	10,248
Series 2018C-1-B, RB, 3.85%, 11/01/43		40	41,038
Series 2018C-1-A, RB, 4.00%, 11/01/53		40	40,846
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		20	22,923
New York City Transitional Finance Authority Future Tax Secured;
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25		65	67,581
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		70	70,221
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31		70	73,014
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		20	23,280
New York City Water & Sewer System;
Series 2010AA, RB, 5.75%, 06/15/41		35	46,368
Series 2011EE, RB, 5.38%, 06/15/43		215	227,760
Series 2011AA, RB, 5.44%, 06/15/43		25	32,254

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2011EE, RB, 5.50%, 06/15/43	USD	255	$271,109
Series 2011CC, RB, 5.88%, 06/15/44		50	68,352
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		20	22,754
Series 2016A, RB, 5.00%, 11/15/46		40	46,081
New York State Dormitory Authority;
Series 2017B, RB, 5.00%, 02/15/36		30	35,528
Series 2017B, RB, 5.00%, 02/15/37		20	23,598
Series 2017B, RB, 5.00%, 02/15/38		20	23,528
Series 2017B, RB, 5.00%, 02/15/40		30	35,107
Series 2010H, RB, 5.39%, 03/15/40		50	60,425
New York State Urban Development Corp.;
Series 2017B, RB, 3.12%, 03/15/25		40	40,811
Series 2017D, RB, 3.32%, 03/15/29		55	55,346
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		20	21,648
Series 2016A, RB, 5.25%, 01/01/50		130	141,779
North Carolina Turnpike Authority, Series 2018, RB, 5.00%, 01/01/35		20	23,732
Ohio Turnpike & Infrastructure Commission, Series 2013A, RB, 5.00%, 02/15/48		20	21,770
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	102,105
Oregon School Boards Association;
Series 2002B, GO, 5.49%, 06/30/23		35	39,230
Series 2005A, GO, 4.76%, 06/30/28		80	87,291
Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement Project (The));
Series 2015, RB, 5.00%, 06/30/23		100	110,326
Series 2015, RB, 5.00%, 12/31/38		25	27,514
Pennsylvania Turnpike Commission;
Series 2018B, RB, 5.00%, 12/01/43		40	45,893
Series 2016A-1, RB, 5.00%, 12/01/46		20	22,584
Series 2018A, RB, 5.00%, 12/01/48		150	175,799
Port Authority of New York & New Jersey;
Series 181, RB, 4.96%, 08/01/46		20	24,384
Series 180-1, RB, 5.00%, 11/15/47		10	11,487
Series 174, RB, 4.46%, 10/01/62		55	61,618
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		10	11,332
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		20	22,812
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		20	21,919
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 2.29%, 12/01/35(l)		20	19,580
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		35	39,719
Series 2017B, RB, 5.00%, 07/01/47		25	28,862
Salt River Project Agricultural Improvement & Power District;
Series 2017A, RB, 5.00%, 01/01/36		20	24,106
Series 2015A, RB, 5.00%, 12/01/45		90	102,344
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		20	22,512
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47		20	23,185
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		25	29,204

Security		Par (000)	Value

Municipal Bonds (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2016B, RB, 5.00%, 05/01/46	USD	40	$45,165
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		50	50,389
South Carolina Ports Authority, Series 2018, RB, 5.00%, 07/01/55		10	11,175
South Carolina Public Service Authority, Series 2016D, RB, 2.39%, 12/01/23		46	44,541
State of California;
Series 2009, GO, 7.50%, 04/01/34		60	86,619
Series 2018, GO, 4.60%, 04/01/38		265	282,320
Series 2009, GO, 7.55%, 04/01/39		30	45,562
Series 2009, GO, 7.30%, 10/01/39		40	57,881
Series 2009, GO, 7.35%, 11/01/39		120	174,665
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		65	65,321
State of Illinois;
Series 2018A, GO, 5.00%, 05/01/20		20	20,568
Series 2017D, GO, 5.00%, 11/01/22		10	10,781
Series 2017D, GO, 5.00%, 11/01/24		60	65,616
Series 2017A, GO, 5.00%, 12/01/24		10	10,946
Series 2017D, GO, 5.00%, 11/01/25		160	176,394
Series 2017D, GO, 5.00%, 11/01/26		60	66,220
Series 2003, GO, 5.10%, 06/01/33		175	171,958
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/36		40	45,676
Series 2017A, GO, 5.00%, 05/01/37		30	34,198
State of Texas;
Series 2016, GO, 5.00%, 04/01/40		20	23,098
Series 2016, GO, 5.00%, 04/01/43		30	34,494
State of Washington;
Series 2016A-1, GO, 5.00%, 08/01/40		40	45,605
Series 2018B, GO, 5.00%, 08/01/40		20	23,483
Series 2017D, GO, 5.00%, 02/01/41		30	34,982
Series 2018B, GO, 5.00%, 08/01/41		20	23,491
State of West Virginia, Series 2018B, GO, 5.00%, 12/01/40		10	11,897
State of Wisconsin;
Series 2019A, RB, 5.00%, 05/01/25		20	23,779
Series 2017C, RB, 3.15%, 05/01/27		30	30,167
Series 2017B, GO, 5.00%, 05/01/36		20	22,923
Series 2017B, GO, 5.00%, 05/01/38		20	22,883
Tennessee Housing Development Agency (Residential Finance Program);
Series 2018-3, RB, 3.75%, 07/01/38		10	10,365
Series 2018-3, RB, 3.85%, 07/01/43		10	10,247
Series 2018-3, RB, 3.95%, 01/01/49		5	5,137
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		30	29,998
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		10	11,614
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC Share 288 Toll Lanes Project), Series 2016, RB, 5.00%, 12/31/55		25	27,030
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		55	54,876
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		20	21,577
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		25	25,441
Series 2013AJ, RB, 4.60%, 05/15/31		30	33,481
Series 2012AD, RB, 4.86%, 05/15/2112		50	56,252

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
University of California Medical Center;
Series 2016L, RB, 5.00%, 05/15/47	USD	20	$22,698
Series 2009F, RB, 6.58%, 05/15/49		75	103,827
University of Houston, Series 2017A, RB, 5.00%, 02/15/36		50	57,737
University of Oregon, Series 2016A, RB, 5.00%, 04/01/46		20	22,788
Virginia Small Business Financing Authority (Transform 66 P3 Project);
Series 2017, RB, 5.00%, 12/31/52		30	32,770
Series 2017, RB, 5.00%, 12/31/56		30	32,681
Washington Metropolitan Area Transit Authority, Series 2017B, RB, 5.00%, 07/01/36		10	11,835
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		20	23,601
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		20	20,109
Series 2016A, RB, 5.00%, 06/01/20		20	20,719
Series 2016A, RB, 5.00%, 06/01/21		20	21,306
Series 2016A, RB, 5.00%, 06/01/22		20	21,896
Series 2016A, RB, 5.00%, 06/01/23		20	22,419
Series 2016A, RB, 5.00%, 06/01/24		20	22,894
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		10	10,995

Total Municipal Bonds — 1.8% (Cost: $8,638,848)			8,923,205

Non-Agency Mortgage-Backed Securities — 2.1%

Collateralized Mortgage Obligations — 0.7%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.84%, 06/25/35(d)		67	58,140
Series 2005-72, Class A3, 3.09%, 01/25/36(d)		26	21,808
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		27	21,010
Series 2006-OA21, Class A1, 2.68%, 03/20/47(d)		959	812,061
Series 2006-OA9, Class 2A1B, 2.69%, 07/20/46(d)		140	108,136
Series 2006-OC10, Class 2A3, 2.72%, 11/25/36(d)		24	19,285
Series 2007-OA3, Class 1A1, 2.63%, 04/25/47(d)		40	37,815
Series 2007-OA3, Class 2A2, 2.67%, 04/25/47(d)		58	8,964
Series 2007-OA8, Class 2A1, 2.67%, 06/25/47(d)		26	20,436
Series 2007-OH2, Class A2A, 2.73%, 08/25/47(d)		14	10,867
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 3.34%, 10/25/46(d)		69	60,797
APS Resecuritization Trust(b)(d):
Series 2016-1, Class 1MZ, 4.39%, 07/31/57		119	37,053
Series 2016-3, Class 3A, 5.34%, 09/27/46(c)		116	116,992
Series 2016-3, Class 4A, 5.09%, 04/27/47(c)		51	49,722
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(c)(d)		159	163,881
Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, 2.77%, 08/25/36(d)		54	54,141
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		395	290,441
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 3.36%, 04/25/46(d)		66	32,950
Series 2007-15, Class 2A2, 6.50%, 09/25/37		106	77,882
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 02/25/49(b)(d)		100	101,636
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		44	37,713
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		109	62,211

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.84%, 11/25/35(d)	USD	21	$7,073
CSMC Mortgage-Backed Trust, Series 2007-5, Class 1A11, 7.00%, 08/25/37(d)		29	23,580
CSMC Trust, Series 2009-5R, Class 4A4, 3.92%, 06/25/36(b)(d)		29	26,277
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.66%, 08/25/47(d)		158	109,108
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.98%, 01/27/37(b)(c)(d)		5	5,399
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 4.40%, 03/25/36(d)		10	9,734
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		5	5,667
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.74%, 09/25/37(d)		39	27,234
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 2.70%, 03/25/37(d)		56	52,177
JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 08/25/47(b)(d)		291	283,385
MCM Capital Partners I LP, 4.00%, 06/01/57(c)		464	456,593
MCM Trust, Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)		178	175,864
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 4.33%, 02/26/24(b)(e)		100	100,434
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.91%, 06/25/37(d)		7	6,185
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 4.75%, 07/25/56(b)(d)		30	29,009
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.96%, 04/25/36(d)		15	12,612
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 2.68%, 06/25/36(c)(d)		20	17,126
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		86	78,350
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		78	67,780

			3,697,528

Commercial Mortgage-Backed Securities — 1.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.60%, 09/15/34(b)(d)		100	100,312
BAMLL Commercial Mortgage Securities Trust(b)(d):
Series 2015-200P, Class F, 3.60%, 04/14/33		100	96,639
Series 2018-DSNY, Class D, 4.18%, 09/15/34		100	99,826
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.42%, 01/15/49(d)		7	6,779
BANK, Series 2018-BN13, Class A5, 4.22%, 08/15/61(d)		10	10,766
Bayview Commercial Asset Trust(b)(d):
Series 2005-4A, Class A1, 2.79%, 01/25/36		28	26,861
Series 2005-4A, Class M1, 2.94%, 01/25/36		21	20,176
Series 2006-1A, Class A2, 2.85%, 04/25/36		13	12,562
Series 2006-3A, Class A1, 2.74%, 10/25/36		20	19,114
Series 2006-3A, Class A2, 2.79%, 10/25/36		20	19,161
Series 2006-4A, Class A1, 2.72%, 12/25/36		239	230,357
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 3.21%, 03/15/37(b)(d)		15	14,859
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	101,332
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26, Series 2007-T26, Class AM, 5.46%, 01/12/45(d)		15	14,452

18

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust:
Series 2018-B5, Class A4, 4.21%, 07/15/51	USD	20	$21,506
Series 2019-B10, Class 3CCA, 1.00%, 03/15/62(b)(d)		80	78,356
Series 2019-B9, Class C, 4.97%, 03/15/52(d)		42	44,969
BHMS, Series 2018-ATLS, Class A, 3.73%, 07/15/35(b)(d)		100	99,842
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 03/10/33(b)		100	99,075
BX Commercial Mortgage Trust, Series 2018-IND, Class H, 5.48%, 11/15/35(b)(d)		180	180,473
BXP Trust(b)(d):
Series 2017-CC, Class D, 3.55%, 08/13/37		25	24,302
Series 2017-CC, Class E, 3.55%, 08/13/37		40	36,750
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.23%, 12/15/37(a)(b)		100	100,249
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(d)		10	10,186
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		12	12,214
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		180	185,856
Series 2017-CD3, Class A4, 3.63%, 02/10/50		10	10,331
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,392
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)		100	105,364
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A, 3.27%, 07/15/32		100	100,000
Series 2017-BIOC, Class D, 4.08%, 07/15/32		100	100,126
Series 2017-BIOC, Class E, 4.63%, 07/15/32		100	100,000
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class C, 4.95%, 05/10/49(d)		30	31,917
Series 2016-C1, Class D, 4.95%, 05/10/49(b)(d)		10	9,752
Series 2017-C4, Class A4, 3.47%, 10/12/50		20	20,419
Commercial Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 04/10/47		87	91,159
Series 2014-CR17, Class A5, 3.98%, 05/10/47		43	45,021
Series 2014-CR18, Class A4, 3.55%, 07/15/47		10	10,247
Series 2014-CR19, Class A5, 3.80%, 08/10/47		30	31,217
Series 2014-LC15, Class A4, 4.01%, 04/10/47		20	20,945
Series 2014-TWC, Class B, 4.10%, 02/13/32(b)(d)		100	100,000
Series 2014-UBS4, Class C, 4.63%, 08/10/47(d)		20	20,261
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(b)(d)		110	109,649
Series 2015-CR25, Class A4, 3.76%, 08/10/48		40	41,518
Series 2015-CR25, Class C, 4.54%, 08/10/48(d)		60	60,937
Series 2015-LC19, Class A4, 3.18%, 02/10/48		23	23,217
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		100	87,581
Core Industrial Trust, Series 2015-TEXW, Class F, 3.85%, 02/10/34(b)(d)		100	99,279
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		10	10,228
Series 2018-CX11, Class A5, 4.03%, 04/15/51(d)		60	63,195
Series 2019-C15, Class A4, 4.05%, 03/15/52		52	54,982
Series 2019-C15, Class C, 5.15%, 03/15/52(d)		39	40,536
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		28	22,820
CSMC Trust(b):
Series 2015-GLPB, Class A, 3.64%, 11/15/34		100	102,692
Series 2018-RPL8, Class A1, 4.12%, 07/25/58(d)		157	157,291
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		40	40,834
Series 2017-BRBK, Class E, 3.53%, 10/10/34(d)		170	164,219
Series 2017-BRBK, Class F, 3.53%, 10/10/34(c)(d)		40	36,572

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GPMT Ltd., Series 2018-FL1, Class A, 3.39%, 11/21/35(b)(d)	USD	76	$76,092
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27(b)(d)		350	347,563
GS Mortgage Securities Corp. Trust(b)(d):
Series 2017-500K, Class D, 3.78%, 07/15/32		10	9,959
Series 2017-500K, Class E, 3.98%, 07/15/32		20	19,944
Series 2017-500K, Class F, 4.28%, 07/15/32		10	9,972
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 09/10/47		20	20,959
Series 2015-GS1, Class A3, 3.73%, 11/10/48		10	10,364
Series 2017-GS7, Class A4, 3.43%, 08/10/50		44	44,545
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		10	8,870
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		100	99,781
IMT Trust, Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		100	102,162
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		30	31,173
Series 2014-C22, Class A4, 3.80%, 09/15/47		10	10,391
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(d)		100	102,638
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2015-UES, Class D, 3.62%, 09/05/32(d)		110	109,929
Series 2016-NINE, Class A, 2.85%, 10/06/38(d)		100	97,789
Series 2017-MAUI, Class A, 3.32%, 07/15/34(d)		20	19,924
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		10	10,072
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.74%, 03/25/37(b)(d)		22	21,000
MAD Mortgage Trust, Series 2017-330M, Class E, 3.76%, 08/15/34(b)(d)		100	96,752
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(d)		120	120,752
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		70	73,128
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		26	22,930
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		10	8,339
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.24%, 10/15/42(d)		100	103,001
Series 2006-T21, Class AJ, 5.27%, 10/12/52(d)		2	2,102
Series 2007-T27, Class AJ, 5.95%, 06/11/42(d)		39	41,372
Series 2017-CLS, Class F, 5.08%, 11/15/34(b)(d)		84	83,526
Series 2017-H1, Class A5, 3.53%, 06/15/50		38	38,423
Series 2019-AGLN, Class D, 4.25%, 03/15/34(b)(d)		100	100,000
Series 2019-AGLN, Class F, 5.10%, 03/15/34(a)(b)		100	100,000
Series 2019-L2, Class A4, 4.07%, 03/15/52		23	24,465
Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.18%, 07/15/51		10	10,708
Resource Capital Corp. Ltd.(b)(d):
Series 2017-CRE5, Class A, 3.28%, 07/15/34		3	3,276
Series 2017-CRE5, Class B, 4.48%, 07/15/34		19	18,822
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.83%, 06/15/29(b)(d)		100	99,997
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		27	26,203
Series 2015-C31, Class A4, 3.70%, 11/15/48		10	10,352
Series 2015-P2, Class A4, 3.81%, 12/15/48		30	31,291
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		25	21,100
Series 2017-C38, Class A5, 3.45%, 07/15/50		30	30,407

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C39, Class A5, 3.42%, 09/15/50	USD	17	$17,224
Series 2017-C39, Class D, 4.35%, 09/15/50(b)(d)		63	60,041
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		25	20,458
Series 2017-HSDB, Class A, 3.35%, 12/13/31(b)(d)		100	99,734
Series 2019-C49, Class A5, 4.02%, 03/15/52		30	31,635
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47		30	31,019
Series 2014-C22, Class C, 3.76%, 09/15/57(d)		120	116,489

			6,186,348

Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)		63	13,615

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 02/15/50(d)		1,000	44,416
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)(d)		1,000	62,400
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)(d)		4,250	136,527
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.05%, 03/15/52		1,000	83,203
CFCRE Commercial Mortgage Trust(d):
Series 2016-C4, Class XA, 1.73%, 05/10/58		125	11,495
Series 2016-C4, Class XB, 0.73%, 05/10/58		120	5,640
Commercial Mortgage Trust, Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)(d)		2,522	13,896
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 02/10/34(b)(d)		992	18,528
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(d)		1,800	86,551
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.11%, 03/10/50(b)(d)		889	40,396
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.19%, 12/15/47(b)(d)		100	5,229
Morgan Stanley Capital I, Inc., Series 2018-H4, Class XA, 0.87%, 12/15/51(d)		210	13,992
One Market Plaza Trust(b)(d):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		1,000	4,100
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		200	2

			526,375

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)		40	3,267

Total Non-Agency Mortgage-Backed Securities — 2.1% (Cost: $10,248,219)			10,427,133

		Beneficial Interest (000)

Other Interests — 0.0%(c)(h)(k)(n)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.		620	—

Total Other Interests — 0.0%			—

Security		Par (000)	Value

Capital Trusts — 0.1%

Capital Markets — 0.1%(i)(o)
Bank of New York Mellon Corp. (The), Series F, 4.62%	USD	92	$86,940
State Street Corp., Series H, 5.63%		140	141,050

			227,990

Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series A, 5.75%(i)(o)		15	13,144

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(i)		80	81,200

Total Capital Trusts — 0.1% (Cost: $327,000)			322,334

U.S. Government Sponsored Agency Securities — 16.3%

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26		22	21,762
Series K064, Class A2, 3.22%, 03/25/27		27	27,667
Series K072, Class A2, 3.44%, 12/25/27		10	10,398
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(o):
Series K077, Class A2, 3.85%, 05/25/28		30	32,130
Series K083, Class A2, 4.05%, 09/25/28		60	65,248
Federal Home Loan Mortgage Corp. Variable Rate Notes(o):
Series 2018-SB52, Class A10F, 3.48%, 06/25/28		30	30,675
Series K034, Class A2, 3.53%, 07/25/23		20	20,714
Series K059, Class A2, 3.12%, 09/25/26		50	50,964
Series K061, Class A2, 3.35%, 11/25/26		20	20,682
Series K085, Class A2, 4.06%, 10/25/28		20	21,775
Federal National Mortgage Association ACES Variable Rate Notes(o):
Series 2017-M7, Class A2, 2.96%, 02/25/27		81	81,129
Series 2017-M8, Class A2, 3.06%, 05/25/27		14	14,107
Series 2018-M1, Class A2, 2.99%, 12/25/27		23	23,040
Series 2019-M1, Class A2, 3.56%, 09/25/28		30	31,358
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		17	15,683
Series 2016-158, Class VA, 2.00%, 03/16/35		89	81,892

			549,224

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes(o):
Series K718, Class X1, 0.62%, 01/25/22		184	2,669
Series KW03, Class X1, 0.85%, 06/25/27		114	5,999
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39		106	1,301
Series 2014-52, Class AI, 0.83%, 08/16/41		146	3,062
Government National Mortgage Association Variable Rate Notes:
Series 2013-63, 0.79%, 09/16/51(o)		848	44,583
Series 2016-110, 1.03%, 05/16/58(o)		116	8,983
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)		113	10,334
Series 2016-13, 0.92%, 04/16/57(o)		193	12,417
Series 2016-26, 0.96%, 02/16/58(o)		457	32,690
Series 2016-34, 0.99%, 01/16/58(o)		134	10,337
Series 2016-35, 0.89%, 03/16/58(o)		185	12,794
Series 2016-87, 1.00%, 08/16/58(o)		182	13,698
Series 2016-92, 1.01%, 04/16/58(o)		114	8,293
Series 2017-100, 0.81%, 05/16/59(o)		127	8,592
Series 2017-7, 0.97%, 12/16/58(o)		165	12,957

			188,709

20

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities — 16.2%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31	USD	421	$419,336
2.50%, 04/15/34(p)		417	414,654
3.00%, 09/01/27 - 12/01/46		1,433	1,437,397
3.00%, 04/15/34 - 04/15/49(p)		2,348	2,345,336
3.50%, 04/01/31 - 01/01/48		3,041	3,112,224
3.50%, 04/15/34 - 04/15/49(p)		749	759,921
4.00%, 08/01/40 - 08/01/47		1,070	1,117,386
4.00%, 04/15/49(p)		1,931	1,987,685
4.50%, 02/01/39 - 08/01/48		1,058	1,125,528
4.50%, 04/15/49(p)		172	179,500
5.00%, 10/01/41 - 11/01/41		264	285,596
5.00%, 04/15/49(p)		63	66,711
5.50%, 06/01/41		104	113,656
6.00%, 01/01/34		57	61,557
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		242	235,603
2.50%, 09/01/27 - 02/01/33		1,211	1,205,300
2.50%, 04/25/34(p)		114	113,220
3.00%, 04/01/29 - 03/01/47		4,562	4,579,092
3.00%, 04/25/34 - 04/25/49(p)		1,727	1,728,288
3.50%, 04/01/29 - 01/01/48		5,918	6,053,009
3.50%, 04/25/34 - 04/25/49(p)		364	369,119
4.00%, 10/01/33 - 08/01/48		7,948	8,302,133
4.00%, 04/25/34 - 05/25/49(p)		88	90,500
4.50%, 02/01/25 - 07/01/48		2,266	2,403,018
4.50%, 04/25/49 - 05/25/49(p)		14,422	15,019,808
5.00%, 09/01/35 - 06/01/45		323	348,122
5.00%, 04/25/49(p)		4,668	4,935,025
5.50%, 02/01/35 - 04/01/41		651	708,397
6.00%, 12/01/27 - 06/01/41		376	414,530
6.50%, 05/01/40		107	122,713
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		2,423	2,438,067
3.00%, 04/15/49(p)		135	135,580
3.50%, 01/15/42 - 10/20/46		6,493	6,646,206
4.00%, 04/20/39 - 03/15/41		362	376,786
4.00%, 04/15/49 - 05/15/49(p)		5,575	5,752,620
4.50%, 12/20/39 - 09/20/48		556	584,824
4.50%, 04/15/49(p)		1,658	1,722,021
5.00%, 12/15/38 - 07/20/42		169	180,872
5.00%, 04/15/49 - 05/15/49(p)		781	815,608
5.50%, 04/15/49(p)		295	315,697
7.50%, 03/15/32		3	3,192

			79,025,837

Total U.S. Government Sponsored Agency Securities — 16.3% (Cost: $79,288,932)			79,763,770

U.S. Treasury Obligations — 3.9%
U.S. Treasury Bonds:
4.25%, 05/15/39		112	140,026
4.50%, 08/15/39		109	140,734
4.38%, 11/15/39		109	138,507
3.13%, 02/15/43		425	450,317
2.88%, 05/15/43 - 11/15/46		549	557,085
3.63%, 08/15/43		406	466,456
3.75%, 11/15/43(q)		431	505,263
3.00%, 02/15/47		77	79,903
3.00%, 08/15/48(q)		1,714	1,774,258
U.S. Treasury Notes:
1.25%, 08/31/19		1,090	1,084,380
1.00%, 10/15/19		1,090	1,081,442

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
1.63%, 06/30/20 - 10/31/23	USD	1,821	$1,795,390
2.63%, 08/31/20		1,235	1,239,047
2.63%, 05/15/21(q)		1,278	1,286,936
1.13%, 06/30/21		658	641,987
2.25%, 07/31/21 - 02/15/27		2,076	2,070,932
2.13%, 09/30/21 - 03/31/24		336	334,710
2.50%, 02/15/22		95	95,698
2.38%, 03/15/22 - 02/29/24		325	326,899
1.88%, 04/30/22		763	754,774
2.75%, 08/31/23 - 08/31/25		1,875	1,917,492
2.00%, 04/30/24 - 11/15/26		2,031	1,998,831

Total U.S. Treasury Obligations — 3.9% (Cost: $18,606,799)			18,881,067

Total Long-Term Investments — 103.3%
(Cost: $484,878,720)			503,924,060

Short-Term Securities — 6.7%

Borrowed Bond Agreements — 1.8%(r)
BNP Paribas SA, 3.60%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 176,640, collateralized by U.S. Treasury Notes, 2.88%, due at 10/31/23, par and fair value of USD 170,000 and $174,648, respectively)		177	176,587
Deutsche Bank Securities, Inc., 3.80%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 141,795, collateralized by U.S. Treasury Notes, 2.75%, due at 09/15/21, par and fair value of USD 140,000 and $141,641, respectively)		142	141,750
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.75%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 65,293, collateralized by U.S. Treasury Bonds, 3.00%, due at 02/15/49, par and fair value of USD 63,000 and $65,274, respectively)		65	65,284
Merrill Lynch, Pierce, Fenner & Smith Inc., 2.00%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 213,477, collateralized by U.S. Treasury Notes, 2.63%, due at 02/15/29, par and fair value of USD 209,000 and $212,837, respectively)		213	213,441
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.00%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 2,080,888, collateralized by U.S. Treasury Notes, 3.13%, due at 11/15/28, par and fair value of USD 1,942,000 and $2,059,961, respectively)		2,080	2,080,368
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.00%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 592,168, collateralized by U.S. Treasury Bonds, 3.38%, due at 11/15/48, par and fair value of USD 528,000 and $587,627, respectively)		592	592,020
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 606,922, collateralized by U.S. Treasury Notes, 2.50%, due at 01/15/22, par and fair value of USD 600,000 and $604,055, respectively)		607	606,750
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 1,019,349, collateralized by U.S. Treasury Notes, 2.50%, due at 01/31/24, par and fair value of USD 1,004,000 and $1,015,687, respectively)		1,019	1,019,060

21

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 160,774, collateralized by U.S. Treasury Notes, 2.63%, due at 12/31/23, par and fair value of USD 157,000 and $159,668, respectively)	USD	161	$160,729
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 297,697, collateralized by U.S. Treasury Notes, 2.88%, due at 11/15/21, par and fair value of USD 290,000 and $294,520, respectively)		298	297,612
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 74,834, collateralized by U.S. Treasury Bonds, 3.13%, due at 05/15/48, par and fair value of USD 70,000 and $74,224, respectively)		75	74,812
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 788,723, collateralized by U.S. Treasury Notes, 2.88%, due at 11/30/23, par and fair value of USD 760,000 and $781,434, respectively)		789	788,500
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 154,704, collateralized by U.S. Treasury Notes, 2.63%, due at 12/15/21, par and fair value of USD 152,000 and $153,520, respectively)		155	154,660
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 2,247,654, collateralized by U.S. Treasury Notes, 2.88%, due at 08/15/28, par and fair value of USD 2,158,000 and $2,242,129, respectively)		2,247	2,247,018

Total Borrowed Bond Agreements — 1.8% (Cost: $8,618,591)			8,618,591

Foreign Government Obligations — 0.0%

Egypt — 0.0%
Arab Republic of Egypt Treasury Bills(s):
17.53%, 07/30/19	EGP	475	25,755
18.69%, 08/06/19		450	24,374
18.48%, 08/20/19		475	25,615
20.57%, 08/27/19		500	26,857
17.64%, 09/10/19		950	50,247
18.62%, 11/05/19		475	24,894

			177,742

Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills(s):
14.76%, 04/04/19	NGN	5,998	16,615
13.00%, 05/02/19		2,670	7,328
13.35%, 07/04/19		2,670	7,174
14.34%, 08/15/19		5,340	14,082
14.39%, 09/12/19		3,560	9,276
14.32%, 10/03/19		1,780	4,589
14.70%, 01/16/20		3,560	8,813

			67,877

Total Foreign Government Obligations — 0.0% (Cost: $243,758)			245,619

Security		Shares	Value

Money Market Funds — 4.9%(t)(v)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%		17,054,043	$17,054,043
SL Liquidity Series, LLC, Money Market Series, 2.67%(u)		6,662,989	6,664,989

Total Money Market Funds — 4.9% (Cost: $23,718,909)			23,719,032

Total Short-Term Securities — 6.7% (Cost: $32,581,258)			32,583,242

Total Options Purchased — 0.0% (Cost: $170,668)			48,759

Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 110.0% (Cost: $517,630,646)			536,556,061

Total Options Written — 0.0% (Premium Received — $72,572)			(39,236)

		Par (000)

Borrowed Bonds — (1.8)%

U.S. Treasury Obligations — (1.8)%
U.S. Treasury Bonds:
3.00%, 02/15/49	USD	63	(65,274)
3.13%, 05/15/48		70	(74,224)
3.38%, 11/15/48		528	(587,627)
U.S. Treasury Notes:
2.50%, 01/15/22 - 01/31/24		1,604	(1,619,742)
2.63%, 12/15/21 - 02/15/29		518	(526,025)
2.75%, 09/15/21		140	(141,641)
2.88%, 11/15/21 - 08/15/28		3,378	(3,492,731)
3.13%, 11/15/28		1,942	(2,059,961)

Total Borrowed Bonds — (1.8)% (Proceeds: $8,324,046)			(8,567,225)

TBA Sale Commitments — (7.7)%(p)

Mortgage-Backed Securities — (7.7)%
Federal Home Loan Mortgage Corp.:
3.50%, 04/15/34 - 04/15/49		749	(759,921)
4.00%, 04/15/49		1,931	(1,987,685)
4.50%, 04/15/49		172	(179,500)
5.00%, 04/15/49		63	(66,711)
Federal National Mortgage Association:
2.00%, 04/25/34		274	(266,832)
3.00%, 04/25/34		414	(417,807)
3.50%, 04/25/34 - 04/25/49		9,787	(9,920,638)
4.00%, 04/25/34 - 04/25/49		7,260	(7,468,192)
4.50%, 04/25/49		11,309	(11,782,785)
5.00%, 04/25/49 - 05/25/49		583	(616,200)
5.50%, 04/25/49		455	(485,786)
6.00%, 04/25/49		280	(301,727)
Government National Mortgage Association:
3.00%, 04/15/49		64	(63,773)
3.50%, 04/15/49		1,045	(1,067,808)
4.00%, 04/15/49		1,034	(1,067,585)
4.50%, 04/15/49		500	(520,244)
5.00%, 04/15/49		300	(313,411)

Total TBA Sale Commitments — (7.7)% (Proceeds: $37,176,943)			(37,286,605)

22

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Investments Sold Short — 0.0%

U.S. Treasury Obligations — 0.0%
U.S. Treasury Notes, 2.63%, 02/15/29	USD	123	$(125,258)

Total U.S. Treasury Obligations — 0.0% (Proceeds: $125,606)			(125,258)

Total Investments Sold Short — 0.0% (Proceeds: $125,606)			(125,258)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 100.5% (Cost: $471,931,479)			490,537,737

Liabilities in Excess of Other Assets — (0.5)%			(2,537,004)

Net Assets — 100.0%			$488,000,733

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Amount is less than $500.
(g)	Security, or a portion of the security, is on loan.
(h)	Non-income producing security.
(i)	Perpetual security with no stated maturity date.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(m)	When-issued security.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Represents or includes a TBA transaction.
(q)	All or a portion of security has been pledged in connection with outstanding futures contracts.
(r)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
(u)	Security was purchased with the cash collateral from loaned securities.

(v)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,808,467	11,245,576	(b)	—	17,054,043	$17,054,043	$58,619		$—	$—
SL Liquidity Series, LLC, Money Market Series	5,719,066	943,923	(b)	—	6,662,989	6,664,989	4,763	(c)	2,567	384
iShares Edge MSCI Multifactor USA ETF*	12,018	—		(12,018)	—	—	—		(12,135)	52,879
iShares iBoxx $ High Yield Corporate Bond ETF*	11,100	—		(11,100)	—	—	—		(12,573)	10,012
iShares J.P. Morgan USD Emerging Markets Bond ETF*	5,333	—		(5,333)	—	—	—		(220)	54

						$23,719,032	$63,382		$(22,361)	$63,329

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

23

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	53	06/19/19	$6,584	$42,309
U.S. Treasury 10 Year Ultra Note	7	06/19/19	929	22,374
U.S. Treasury Long Bond	10	06/19/19	1,497	36,017
U.S. Treasury Ultra Bond	201	06/19/19	33,768	1,262,095
S&P 500 E-Mini Index	125	06/21/19	17,736	447,688
U.S. Treasury 2 Year Note	115	06/28/19	24,506	98,040
U.S. Treasury 5 Year Note	149	06/28/19	17,258	133,775
90-day Eurodollar	69	12/16/19	16,831	35,005

				2,077,303

Short Contracts
90-day Eurodollar	69	12/14/20	16,880	(53,990)

				$2,023,313

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	237,800	BRL	916,986	BNP Paribas SA	04/02/19	$3,597
USD	172,781	BRL	653,592	Goldman Sachs International	04/02/19	5,850
USD	100,000	BRL	384,935	JPMorgan Chase Bank NA	04/02/19	1,686
USD	27,145	BRL	101,466	UBS AG	04/02/19	1,230
USD	1,936	JPY	214,000	Deutsche Bank AG	04/04/19	5
USD	35,000	COP	109,217,500	Natwest Markets plc	04/05/19	748
USD	34,500	KRW	38,791,800	JPMorgan Chase Bank NA	04/05/19	350
MXN	1,756,017	USD	90,000	Citibank NA	04/10/19	353
USD	45,000	CLP	29,611,350	BNP Paribas SA	04/10/19	1,486
USD	45,000	CLP	30,087,000	JPMorgan Chase Bank NA	04/10/19	787
USD	76,000	TRY	421,296	Citibank NA	04/10/19	1,624
IDR	814,548,407	USD	56,888	BNP Paribas SA	04/15/19	142
IDR	502,514,071	USD	35,111	Deutsche Bank AG	04/15/19	72
USD	40,200	MXN	780,218	Morgan Stanley & Co. International plc	04/15/19	88
CAD	85,773	USD	64,000	Deutsche Bank AG	04/17/19	209
MXN	726,088	USD	37,000	Citibank NA	04/17/19	317
MXN	701,273	USD	36,000	HSBC Bank plc	04/17/19	42
TRY	57,550	USD	10,000	Citibank NA	04/17/19	100
TRY	143,500	USD	25,000	JPMorgan Chase Bank NA	04/17/19	183
USD	14,000	ARS	606,200	BNP Paribas SA	04/17/19	292
USD	45,672	AUD	64,000	Goldman Sachs International	04/17/19	215
USD	64,000	CAD	85,108	Morgan Stanley & Co. International plc	04/17/19	289
USD	74,058	CLP	50,104,094	BNP Paribas SA	04/17/19	428
USD	36,479	COP	115,550,880	Natwest Markets plc	04/17/19	267
USD	65,583	MXN	1,261,723	Barclays Bank plc	04/17/19	737
USD	55,587	MXN	1,063,602	Goldman Sachs International	04/17/19	923
USD	37,000	TRY	209,494	Citibank NA	04/17/19	236
ZAR	993,181	USD	68,500	Barclays Bank plc	04/17/19	209
ZAR	993,236	USD	68,500	Goldman Sachs International	04/17/19	213
USD	10,000	ARS	416,200	BNP Paribas SA	04/22/19	650
USD	18,000	ARS	730,800	Deutsche Bank AG	04/25/19	1,648
EGP	503,547	USD	28,000	Citibank NA	04/30/19	790
USD	25,900	BRL	98,741	Citibank NA	05/03/19	731
USD	54,290	BRL	209,749	UBS AG	05/03/19	826
USD	35,500	ZAR	510,934	Citibank NA	05/14/19	270
USD	151,951	IDR	2,164,390,000	Bank of America NA	05/29/19	1,484
USD	105,729	IDR	1,500,616,574	Citibank NA	05/29/19	1,408
USD	62,431	IDR	889,015,000	Goldman Sachs International	05/29/19	627

24

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,591	IDR	766,827,915	HSBC Bank plc	05/29/19	$282
USD	41,890	IDR	598,940,000	Morgan Stanley & Co. International plc	05/29/19	252
USD	41,875	IDR	598,938,855	UBS AG	05/29/19	237
USD	265,190	COP	830,046,000	Credit Suisse International	05/30/19	5,674
USD	283,050	ZAR	3,940,000	Deutsche Bank AG	05/30/19	11,927
USD	20,000	ARS	830,400	BNP Paribas SA	05/31/19	2,287
AUD	30,000	USD	21,162	HSBC Bank plc	06/19/19	171
AUD	26,000	USD	18,417	Morgan Stanley & Co. International plc	06/19/19	71
AUD	9,150,446	USD	6,438,153	Standard Chartered Bank	06/19/19	68,646
CAD	376,000	NOK	2,407,077	BNP Paribas SA	06/19/19	1,984
CAD	37,032	NZD	40,000	Citibank NA	06/19/19	484
EUR	370,000	MXN	8,084,574	BNP Paribas SA	06/19/19	6,565
JPY	15,291,297	CAD	185,000	Morgan Stanley & Co. International plc	06/19/19	115
JPY	380,890	NZD	5,000	Citibank NA	06/19/19	48
JPY	3,656,164	SEK	301,000	JPMorgan Chase Bank NA	06/19/19	625
JPY	2,368,684	SEK	195,000	Morgan Stanley & Co. International plc	06/19/19	406
JPY	8,298,796	USD	75,000	Citibank NA	06/19/19	342
JPY	8,298,792	USD	75,000	Morgan Stanley & Co. International plc	06/19/19	342
NZD	222,000	USD	150,970	Citibank NA	06/19/19	442
USD	125,586	EUR	111,000	BNP Paribas SA	06/19/19	236
USD	150,000	JPY	16,395,172	Standard Chartered Bank	06/19/19	1,153
USD	185,000	MXN	3,613,050	Goldman Sachs International	06/19/19	1,202
EGP	1,003,750	USD	55,000	Citibank NA	09/09/19	18
USD	570,680	EUR	440,000	Deutsche Bank AG	12/13/19	66,372
USD	574,376	EUR	440,000	Deutsche Bank AG	02/25/20	67,139
JPY	59,510,000	USD	551,427	JPMorgan Chase Bank NA	03/16/20	585
USD	594,031	JPY	59,510,000	HSBC Bank plc	03/16/20	42,019

						310,736

BRL	258,620	USD	67,000	BNP Paribas SA	04/02/19	(947)
BRL	139,782	USD	37,000	Goldman Sachs International	04/02/19	(1,299)
BRL	270,340	USD	70,000	HSBC Bank plc	04/02/19	(954)
BRL	1,365,983	USD	363,726	UBS AG	04/02/19	(14,847)
COP	108,710,000	USD	35,000	Citibank NA	04/05/19	(907)
KRW	39,084,015	USD	34,500	JPMorgan Chase Bank NA	04/05/19	(92)
CLP	96,813,585	USD	145,000	Natwest Markets plc	04/10/19	(2,731)
TRY	418,737	USD	76,000	BNP Paribas SA	04/10/19	(2,076)
USD	90,000	MXN	1,755,063	HSBC Bank plc	04/10/19	(303)
MXN	648,744	USD	33,500	Citibank NA	04/15/19	(147)
MXN	2,647,700	USD	136,796	HSBC Bank plc	04/15/19	(673)
CLP	25,134,100	USD	37,000	BNP Paribas SA	04/17/19	(65)
CLP	24,540,250	USD	37,000	Citibank NA	04/17/19	(937)
COP	116,367,062	USD	36,479	BNP Paribas SA	04/17/19	(11)
COP	148,802,000	USD	47,000	Natwest Markets plc	04/17/19	(367)
KRW	60,905,820	USD	54,000	Goldman Sachs International	04/17/19	(425)
KRW	22,564,000	USD	20,000	Morgan Stanley & Co. International plc	04/17/19	(152)
MXN	2,154,148	USD	111,000	Citibank NA	04/17/19	(288)
MXN	889,957	USD	46,000	HSBC Bank plc	04/17/19	(261)
TRY	210,715	USD	37,000	BNP Paribas SA	04/17/19	(21)
USD	90,967	IDR	1,310,231,711	Bank of America NA	04/17/19	(747)
USD	45,830	IDR	662,242,344	Citibank NA	04/17/19	(525)
USD	36,479	MXN	719,369	Citibank NA	04/17/19	(493)
USD	60,900	MXN	1,188,479	Goldman Sachs International	04/17/19	(182)
USD	74,000	TRY	424,375	BNP Paribas SA	04/17/19	(474)
USD	120,500	ZAR	1,757,950	BNP Paribas SA	04/17/19	(1,116)
USD	12,000	ZAR	174,283	JPMorgan Chase Bank NA	04/17/19	(57)
ZAR	2,980,438	USD	206,879	BNP Paribas SA	04/17/19	(690)
ZAR	977,396	USD	68,000	Citibank NA	04/17/19	(383)
ZAR	420,500	USD	29,121	Morgan Stanley & Co. International plc	04/17/19	(30)
ARS	423,000	USD	10,000	BNP Paribas SA	04/22/19	(497)
ARS	701,250	USD	17,000	Natwest Markets plc	04/25/19	(1,309)
BRL	832,052	USD	214,800	BNP Paribas SA	05/03/19	(2,714)
BRL	284,956	USD	74,000	Goldman Sachs International	05/03/19	(1,366)
USD	36,479	BRL	145,624	Goldman Sachs International	05/03/19	(640)

25

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,500	ZAR	152,939	Bank of America NA	05/14/19	$(46)
ZAR	660,845	USD	46,000	BNP Paribas SA	05/14/19	(433)
USD	20,901	TRY	125,196	BNP Paribas SA	05/28/19	(334)
IDR	562,733,287	USD	39,593	Bank of America NA	05/29/19	(472)
IDR	937,883,287	USD	65,831	JPMorgan Chase Bank NA	05/29/19	(630)
ARS	1,871,700	USD	45,000	BNP Paribas SA	05/30/19	(5,020)
ARS	1,256,400	USD	30,000	Deutsche Bank AG	05/30/19	(3,163)
COP	282,400,000	USD	89,622	Credit Suisse International	05/30/19	(1,329)
COP	371,256,000	USD	117,916	JPMorgan Chase Bank NA	05/30/19	(1,842)
COP	176,390,000	USD	56,015	UBS AG	05/30/19	(866)
MXN	2,061,730	USD	105,601	Barclays Bank plc	05/30/19	(399)
ZAR	1,795,930	USD	125,078	Bank of America NA	05/30/19	(1,495)
USD	10,000	TRY	60,350	Citibank NA	06/17/19	(94)
USD	25,000	TRY	150,500	JPMorgan Chase Bank NA	06/17/19	(172)
ARS	393,975	USD	8,500	BNP Paribas SA	06/18/19	(301)
ARS	1,637,100	USD	37,000	BNP Paribas SA	06/19/19	(2,977)
AUD	158,000	USD	112,396	HSBC Bank plc	06/19/19	(43)
BRL	2,033,317	USD	529,000	JPMorgan Chase Bank NA	06/19/19	(12,679)
EUR	7,845,685	USD	8,875,808	Bank of America NA	06/19/19	(15,856)
EUR	111,000	USD	127,117	Morgan Stanley & Co. International plc	06/19/19	(1,767)
IDR	1,309,490,000	USD	91,000	Bank of America NA	06/19/19	(201)
IDR	1,303,120,000	USD	91,000	JPMorgan Chase Bank NA	06/19/19	(643)
MXN	8,104,720	EUR	370,000	JPMorgan Chase Bank NA	06/19/19	(5,540)
MXN	3,588,260	USD	185,000	Citibank NA	06/19/19	(2,463)
NOK	2,415,066	CAD	376,000	Toronto Dominion Bank	06/19/19	(1,055)
NZD	40,000	CAD	36,983	Goldman Sachs International	06/19/19	(448)
NZD	5,000	JPY	376,241	Bank of America NA	06/19/19	(6)
SEK	496,000	JPY	5,976,849	Citibank NA	06/19/19	(595)
USD	133,430	AUD	188,000	Deutsche Bank AG	06/19/19	(255)
USD	18,363	AUD	26,000	Goldman Sachs International	06/19/19	(126)
USD	151,346	NZD	222,000	Goldman Sachs International	06/19/19	(66)
EUR	440,000	USD	538,349	JPMorgan Chase Bank NA	12/13/19	(34,041)
EUR	440,000	USD	542,232	JPMorgan Chase Bank NA	02/25/20	(34,995)

						(169,078)

	Net Unrealized Appreciation					$141,658

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	53	04/26/19	USD	122.00	USD	5,300	$1,656
U.S. Treasury 10 Year Note	109	04/26/19	USD	122.50	USD	10,900	5,109

							$6,765

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up and In	Citibank NA	05/17/19	TRY	5.35	TRY	6.50	USD	5,000	$938

26

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	1,097	$145
AUD Currency	Bank of America NA	04/04/19	USD	0.72	AUD	77	56
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	660.00	USD	69	2,063
USD Currency	BNP Paribas SA	04/25/19	TRY	6.15	USD	114	2,401
AUD Currency	Morgan Stanley & Co. International plc	05/16/19	USD	0.72	AUD	104	550
EUR Currency	BNP Paribas SA	05/17/19	USD	1.15	EUR	57	123
GBP Currency	Bank of America NA	05/17/19	USD	1.35	GBP	69	509
USD Currency	Morgan Stanley & Co. International plc	05/20/19	KRW	1,140.00	USD	74	547

							6,394

Put
GBP Currency	Citibank NA	04/01/19	USD	1.25	GBP	1,460	8
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	1,097	11,283
USD Currency	Morgan Stanley & Co. International plc	04/04/19	KRW	1,105.00	USD	60	—
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	13.60	USD	141	2
USD Currency	Citibank NA	04/10/19	ZAR	13.60	USD	93	13
USD Currency	BNP Paribas SA	04/26/19	ZAR	14.40	USD	56	744
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.91	USD	65	1,026
USD Currency	JPMorgan Chase Bank NA	05/03/19	ZAR	13.40	USD	141	72
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.75	USD	224	688
USD Currency	Bank of America NA	05/10/19	BRL	3.78	USD	64	397
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.30	USD	67	678
USD Currency	Citibank NA	05/10/19	ZAR	14.15	USD	69	676
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.79	USD	61	527
GBP Currency	Barclays Bank plc	07/15/19	USD	1.25	GBP	1,460	18,548

							34,662

							$41,056

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	555	$—

27

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Put
USD Currency	Down and In	Morgan Stanley & Co. International plc	04/04/19	KRW	1,090.00	KRW	1,070.00	USD	90	$—
USD Currency	Down and Out	BNP Paribas SA	04/26/19	TRY	8.00	TRY	5.10	USD	3	(233)

										$(233)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International plc	04/03/19	JPY	112.00	USD	1,097	$(145)
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	14.90	USD	28	(62)
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.79	USD	64	(1,889)
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	678.00	USD	104	(682)
USD Currency	Deutsche Bank AG	04/09/19	ZAR	14.90	USD	26	(109)
GBP Currency	Bank of America NA	04/17/19	USD	1.35	GBP	55	(169)
USD Currency	BNP Paribas SA	04/25/19	TRY	6.60	USD	159	(1,850)
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.75	USD	40	(340)
USD Currency	Citibank NA	05/10/19	ZAR	14.65	USD	46	(909)
USD Currency	Bank of America NA	05/10/19	BRL	4.00	USD	64	(682)
USD Currency	Citibank NA	05/16/19	ZAR	14.70	USD	46	(947)

							(7,784)

Put
GBP Currency	Barclays Bank plc	04/01/19	USD	1.25	GBP	1,460	(9)
USD Currency	Morgan Stanley & Co. International plc	04/03/19	JPY	112.00	USD	1,097	(11,378)
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.70	USD	64	(3)
USD Currency	Citibank NA	04/10/19	ZAR	13.15	USD	70	—
AUD Currency	Morgan Stanley & Co. International plc	04/17/19	USD	0.70	AUD	52	(93)
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.84	USD	93	(744)
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.30	USD	224	(126)
USD Currency	Citibank NA	05/10/19	ZAR	13.70	USD	46	(126)
USD Currency	Bank of America NA	05/10/19	BRL	3.65	USD	64	(80)
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.69	USD	61	(194)
GBP Currency	Citibank NA	07/15/19	USD	1.25	GBP	1,460	(18,466)

							(31,219)

							$(39,003)

28

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.41%	At Termination	UK Retail Price Index All Items Monthly	At Termination	03/15/24	GBP	2,036	$10,575	$—	$10,575
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.11%	At Termination	03/15/24	EUR	2,960	20,904	—	20,904
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	615	(1,764)	—	(1,764)
1.30%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	03/15/29	EUR	2,960	(46,331)	—	(46,331)
UK Retail Price Index All Items Monthly	At Termination	3.49%	At Termination	03/15/29	GBP	2,036	(9,045)	—	(9,045)

							$(25,661)	$—	$(25,661)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.99%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/20/20	GBP	6,960	$(3,659)	$—	$(3,659)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	9,354	406	—	406
2.33%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/29/21	USD	510	610	—	610
2.35%	Semi-Annual	3 month LIBOR	Quarterly	04/01/19	(a)	04/01/21	USD	257	175	—	175
3 month BA	Semi-Annual	1.81%	Semi-Annual	03/22/21	(a)	03/22/22	CAD	12,965	(3,256)	—	(3,256)
6 month LIBOR	Semi-Annual	1.25%	Semi-Annual	03/22/21	(a)	03/22/22	GBP	7,250	18,292	—	18,292
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	2,077	2,510	—	2,510
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	1,575	1,892	—	1,892
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A		02/02/24	MXN	2,286	1,497	—	1,497
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A		02/05/24	MXN	1,643	1,114	—	1,114
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	2,027	(8,342)	—	(8,342)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	65	(788)	—	(788)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/24/28	USD	36	(1,607)	—	(1,607)
2.72%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/08/29	USD	203	(5,076)	—	(5,076)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A		01/08/29	USD	362	8,202	—	8,202
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/29	USD	30	(1,003)	—	(1,003)
2.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/31/29	USD	28	(825)	—	(825)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A		02/26/29	USD	153	3,502	—	3,502
3 month LIBOR	Quarterly	2.64%	Semi-Annual	N/A		03/19/29	USD	174	3,195	—	3,195
2.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/22/29	USD	91	(1,007)	—	(1,007)
3 month LIBOR	Quarterly	2.45%	Semi-Annual	N/A		03/26/29	USD	90	91	—	91
2.42%	Semi-Annual	3 month LIBOR	Quarterly	04/02/19	(a)	04/02/29	USD	148	—	—	—
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19	(a)	04/26/29	USD	90	7,356	—	7,356
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	31	(2,212)	—	(2,212)
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	130	(9,647)	—	(9,647)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19	(a)	06/12/29	USD	154	(6,809)	—	(6,809)

									$4,611	$—	$4,611

(a)	Forward Swaps.

29

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	209	$(1,481)	$464	$(1,945)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	209	(1,600)	791	(2,391)
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	60	2,128	2,025	103
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	230	8,158	7,763	395
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/24	USD	279	9,897	9,518	379
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/24	USD	73	2,590	2,490	100
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/24	USD	573	20,318	17,930	2,388
Republic of Colombia	1.00%	Quarterly	Citibank NA	06/20/24	USD	366	1,368	3,579	(2,211)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	425	19,653	18,861	792
Republic of the Philippines	1.00%	Quarterly	Citibank NA	06/20/24	USD	269	(5,311)	(4,265)	(1,046)
Republic of Turkey	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	75	10,563	7,494	3,069
Republic of Turkey	1.00%	Quarterly	Deutsche Bank AG	06/20/24	USD	90	12,676	8,913	3,763
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	13	1,851	1,328	523
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	45	6,365	4,553	1,812
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	70	9,859	7,047	2,812
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	225	2,132	3,946	(1,814)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	58	554	1,025	(471)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	94	889	1,700	(811)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	361	3,425	6,547	(3,122)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	60	(524)	704	(1,228)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	50	(437)	596	(1,033)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	110	(962)	1,391	(2,353)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	40	(349)	472	(821)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	50	(437)	588	(1,025)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	2	119	114	5
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	116	(865)	—	(865)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	97	(721)	(73)	(648)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	68	(505)	(10)	(495)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	20	2,532	1,886	646

							$101,885	$107,377	$(5,492)

30

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+		USD	209		$1,481	$(535)	$2,016
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+		USD	209		1,600	(691)	2,291
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR		USD	12		(45)	(1,147)	1,102
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR		USD	23		(88)	(2,287)	2,199
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR		USD	—		(1)	(14)	13
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR		USD	13		17	(699)	716
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR		USD	20		25	(1,941)	1,966
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR		USD	11		(658)	(1,306)	648
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR		USD	12		(719)	(1,042)	323
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR		USD	10		(599)	(606)	7
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	NR		USD	5		(265)	(423)	158
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR		USD	20		(2,532)	(1,559)	(973)

										$(1,784)	$(12,250)	$10,466

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	550	$(15,201)	$—	$(15,201)
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	850	1,319	—	1,319
1 day BZDIOVER	At Termination	8.35%	At Termination	Goldman Sachs International	01/02/23	BRL	810	1,822	—	1,822
1 day BZDIOVER	At Termination	8.53%	At Termination	Citibank NA	01/02/23	BRL	1,520	8,287	—	8,287
1 day BZDIOVER	At Termination	8.49%	At Termination	Citibank NA	01/02/25	BRL	1,278	(12)	—	(12)
1 day BZDIOVER	At Termination	8.56%	At Termination	BNP Paribas SA	01/02/25	BRL	655	366	—	366
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	940	4,921	—	4,921
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	836	(3,115)	—	(3,115)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	1,010	(4,144)	—	(4,144)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,807	16,003	—	16,003
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	116	(521)	—	(521)

								$9,725	$—	$9,725

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.52%
3 month BA	3 month Canadian Bankers Acceptances	2.02%
3 month LIBOR	London Interbank Offered Rate	2.60%

31

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

ADR	American Depositary Receipt

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

GO	General Obligation Bonds

HICP	Harmonised Index of Consumer Price Index

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-The-Counter

PIK	Pay-In-Kind

RB	Revenue Bonds

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

TBA	To-be-announced

VRDN	Variable Rate Demand Notes

32

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$17,642,170	$1,194,908	$18,837,078
Common Stocks(a)	291,627,546	—	—	291,627,546
Corporate Bonds(a)	—	68,314,850	—	68,314,850
Foreign Agency Obligations	—	854,345	—	854,345
Foreign Government Obligations	—	5,972,732	—	5,972,732
Municipal Bonds	—	8,923,205	—	8,923,205
Non-Agency Mortgage-Backed Securities	—	9,404,982	1,022,151	10,427,133
Other Interests	—	—	—	—

33

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Balanced Capital Portfolio

	Level 1	Level 2	Level 3	Total
Capital Trusts(a)	$—	$322,334	$—	$322,334
U.S. Government Sponsored Agency Securities	—	79,763,770	—	79,763,770
U.S. Treasury Obligations	—	18,881,067	—	18,881,067
Short-Term Securities:
Borrowed Bond Agreements	—	8,618,591	—	8,618,591
Foreign Government Obligations	—	245,619	—	245,619
Money Market Funds	17,054,043	—	—	17,054,043
Options Purchased:
Foreign currency exchange contracts	—	41,994	—	41,994
Interest rate contracts	6,765	—	—	6,765
Liabilities:
Borrowed Bonds	—	(8,567,225)	—	(8,567,225)
TBA Sale Commitments	—	(37,286,605)	—	(37,286,605)
Investments Sold Short:
U.S. Treasury Obligations	—	(125,258)	—	(125,258)

Subtotal	$308,688,354	$173,006,571	$2,217,059	$483,911,984

Investments valued at NAV(b)				6,664,989

Total Investments				$490,576,973

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$28,226	$—	$28,226
Equity contracts	447,688	—	—	447,688
Foreign currency exchange contracts	—	310,736	—	310,736
Interest rate contracts	1,629,615	81,560	—	1,711,175
Other contracts	—	31,479	—	31,479
Liabilities:
Credit contracts	—	(23,252)	—	(23,252)
Foreign currency exchange contracts	—	(208,314)	—	(208,314)
Interest rate contracts	(53,990)	(67,224)	—	(121,214)
Other contracts	—	(57,140)	—	(57,140)

	$2,023,313	$96,071	$—	$2,119,384

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

34